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                                    WILSHIRE
                               TARGET FUNDS, INC.

                                  ANNUAL REPORT

                         LARGE COMPANY GROWTH PORTFOLIO
                          LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                          SMALL COMPANY VALUE PORTFOLIO

                                 AUGUST 31, 1998

                                ----------------

                                www.wilfunds.com

                           WILSHIRE TARGET FUNDS, INC.

Shareholder Letter .......................................      1
Large Company Growth Portfolio:
    Fund Commentary ......................................      4
Large Company Value Portfolio:
    Fund Commentary ......................................      7
Small Company Growth Portfolio:
    Fund Commentary ......................................     10
Small Company Value Portfolio:
    Fund Commentary ......................................     13

Statements of Investments:
    Large Company Growth Portfolio .......................     16
    Large Company Value Portfolio ........................     23
    Small Company Growth Portfolio .......................     30
    Small Company Value Portfolio ........................     38

Statements of Assets and Liabilities .....................     46
Statements of Operations .................................     48
Statements of Changes in Net Assets ......................     49

Financial Highlights:
    Large Company Growth Portfolio .......................     53
    Large Company Value Portfolio ........................     55
    Small Company Growth Portfolio .......................     57
    Small Company Value Portfolio ........................     59

Notes to Financial Statements ............................     61

                        --------------------------------

    THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, AND SMALL COMPANY VALUE PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

    Wilshire Target Funds, Inc. are distributed by First Data Distributors, Inc.

DEAR SHAREHOLDER,

Attached is our report to the shareholders of Wilshire Target Funds, Inc. (the "Fund") for the fiscal year ended August 31, 1998. This report covers the twelve month period ended August 31, 1998 for both classes of shares of the Fund's Portfolios (Investment Class and Institutional Class).

The last several weeks leading up to the close of the Fund's fiscal year were a trying period for equity market participants. In fact, on the closing day of the fiscal year, the closely watched Dow Jones Industrial Average dropped over 500 points, leading some investors to question the wisdom of their equity positions.

Those of us involved in the daily management of the Fund's Portfolios are firm believers that market timing is easy -- in hindsight. An investor who in 1980 invested $1,000 in a portfolio which matched the return of the Wilshire 5000 Index would have over $15,000 today. However, if that same investor missed out on just the 5 best days in that 18-year period, the current portfolio value would be just over $12,000. Missing the 10 best days would have resulted in a portfolio worth only $10,000; missing the 50 best days, less than $4,000.

We believe that for individuals as well as for large corporate pension plans, the decision as to what percentage of investment assets should be allocated to equities is a strategic decision, based on a long-term view of the capital markets as well as the individual's/corporation's risk tolerance. By providing Portfolios which are always fully invested, we allow our shareholders to efficiently implement these decisions.

The four distinct segments of the equity market are represented by the Fund's Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios. Investors looking for focused exposures to each equity style category will find that the Portfolios are managed very diligently and that they adhere to the specific characteristics that define each particular style.

THE STYLE APPROACH

Investors either explicitly or implicitly make style decisions every time they select a mutual fund. Imbedded in the fund description is information that helps to separate that product from all others.

Style categories have emerged over time reflecting the very different investment criteria used by money managers. The Portfolios are oriented to the fundamental profiles of our styles. The Growth Portfolios focus on companies whose financial characteristics include above average earnings growth, sales growth and return on equity. Conversely, the Value Portfolios seek companies with above average earnings yield, dividend yield and price-to-book ratios. We construct the Portfolios using fundamental criteria, which enables us to keep our focus true to the style definitions.

In order to maintain proper style exposure in each Portfolio, changes are made over time as companies' characteristics change. Stocks are sold if they no longer meet the criteria of that particular Portfolio. For example, value stocks can lose their attractiveness, from a value perspective, after a strong relative price advance. Consequently, the Portfolios require constant vigilance and monitoring to make sure that each Portfolio has the most appropriate stocks given its style orientation.

MARKET ENVIRONMENT

During the twelve month period ended August 31, 1998, we saw a continuation of the trend where large company stocks outperformed small company stocks. The Wilshire 5000 Index, comprised of all U.S. equity securities, rose 2.67% for the twelve months ended August 31, 1998. Large companies, as measured by the Standard & Poor's 500 Composite Stock Price Index, rose 8.11%, while small companies, as measured by the Wilshire Next 1750 Index, declined 16.95% during this time period.


       U.S. EQUITY                    LARGE                      SMALL
        SECURITIES                  COMPANIES                  COMPANIES
           2.67%                      8.11%                     -16.95%



         WILSHIRE                      S&P                      WILSHIRE
           5000                        500                      NEXT 1750
          INDEX                       INDEX                       INDEX

SUMMARY

Much has been written in recent weeks about the length of this bull market and the certainty of a correction. A correction is indeed certain; a bear market is also certain. It's the timing of these events which is problematic and trying to anticipate these turns can easily put the overly cautious investor on the sidelines as the bull market continues or resumes. There have been serious bear markets in the past and there will undoubtedly be more in the future. Yet investors who have focused on investing for the long-term have, over the long-term, been rewarded. This is certainly not to say that all investors should be fully exposed to equities. Rather each investor should determine the asset mix which pursues his/her investment goals with which he/she is comfortable, review his/her investment goals regularly and invest for the long run.

                               Sincerely,

                           /s/ Thomas D. Stevens
                               Thomas D. Stevens
                               President and Chairman of the Board

LARGE COMPANY GROWTH PORTFOLIO
FUND COMMENTARY

 For the 12 months ended August 31, 1998, the Portfolio's Investment Class Shares returned 11.61% and Institutional Class Shares returned 11.78%. The Large Company Growth Portfolio continued to perform well relative to the other style categories. Positive performance is largely attributable to strength in the consumer non-durables sector which had an average weighting of approximately 43% of the portfolio over the period. Strong performers included Merck, Coca-Cola, Walmart, and Johnson & Johnson. Other strong performers that were weighted heavily in the portfolio include AIG Insurance (up 55%) and General Electric Company (up 30%). Returns for stocks in the technology sector, which comprised 26% of the portfolio over the period, ended up mixed. Dell, Cisco, and Microsoft performed well, returning 144%, 63%, and 45% respectively. However, most tech stocks were in negative territory, adversely impacting the Portfolio's performance; Intel was down 23%, Hewlett Packard down 30%, and Compaq down 13%.

 The fundamentals of the Large Company Growth Portfolio remained strong. Five-year earnings growth, return on equity and sales growth ratios used in the selection of companies for inclusion in the Portfolio all remained well above the averages for companies in the S&P 500 Index, a common large company benchmark. We believe this is indicative of a Portfolio of high quality companies and demonstrates an established record of sustained growth and corresponding earnings. The Large Company Growth Portfolio seeks out these high quality companies exclusively rather than trying to identify next year's turnaround success story in hopes of hitting a home run. The Portfolio continues to focus on fundamentals and track record as a means to identify and invest in the very best large capitalization companies.

                             PORTFOLIO INFORMATION(1)
                             (As of August 31, 1998)

 AVERAGE 5-YEAR SALES GROWTH .................................    18.2%
 AVERAGE 5-YEAR EARNINGS GROWTH ..............................    15.8%
 AVERAGE 5-YEAR RETURN ON EQUITY .............................    27.0%
 AVERAGE MARKET CAPITALIZATION ...............................   $91.7 BILLION

(1) All averages are dollar-weighted averages. The 5-year numbers are calculated based on the results for the 5-year period ended August 31, 1998 for those securities in the Portfolio's holdings as of August 31, 1998 whose issuers have been in existence for at least 5 years.

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
ONE YEAR ENDED 8/31/98 ...............................        11.61%
FIVE YEARS ENDED 8/31/98 .............................        20.31%
INCEPTION (9/30/92) THROUGH 8/31/98 ..................        17.39%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
ONE YEAR ENDED 8/31/98 ...............................        11.78%
INCEPTION (7/15/96) THROUGH 8/31/98 ..................        27.23%

* Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the year ended August 31, 1998, fees and expenses totaling 0.06% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                           PORTFOLIO SECTOR WEIGHTING*
                             (As of August 31, 1998)

ENERGY                                              0.7%
CONSUMER DURABLES                                   0.8%
CONSUMER NON-DURABLES                              46.7%
TRANSPORTATION                                      0.8%
MATERIALS & SERVICES                                4.0%
FINANCE                                             6.7%
UTILITIES                                           7.2%
CAPITAL GOODS                                       8.7%
TECHNOLOGY                                         24.4%

*BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE

                             COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES
OF LARGE COMPANY GROWTH PORTFOLIO AND THE WILSHIRE 5000 INDEX

                                Large Company
                              Growth Portfolio
                                 Investment                Wilshire
      Values/Yrs                Class Shares              5000 Index
      ----------             -----------------            ----------
        9/30/92                   $10,000                  $10,000
       11/30/92                    10,640                   10,541
        2/28/93                    10,423                   10,905
        5/31/93                    10,318                   11,217
        8/31/93                    10,246                   11,702
       11/30/93                    10,511                   11,727
        2/28/94                    10,682                   12,038
        5/31/94                    10,371                   11,717
        8/31/94                    10,895                   12,261
       11/30/94                    10,715                   11,772
        2/28/95                    11,536                   12,674
        5/31/95                    12,583                   13,782
        8/31/95                    13,474                   14,948
       11/30/96                    14,834                   16,018
        2/29/96                    15,617                   17,009
        5/31/96                    16,746                   18,097
        8/31/96                    16,424                   17,522
       11/30/97                    19,131                   19,954
        2/28/97                    20,018                   20,777
        5/31/97                    21,827                   22,192
        8/31/97                    23,143                   24,059
       11/30/97                    24,478                   25,437
        2/28/98                    27,602                   27,945
        5/31/98                    28,037                   28,901
        8/31/98                    25,830                   24,702


                              Large Company
                             Growth Portfolio
                               Institutional               Wilshire
      Values/Yrs                Class Shares              5000 Index
      ----------             -----------------            ----------
        7/15/96                   $10,000                  $10,000
        8/31/96                    10,591                    9,763
       11/30/96                    12,343                   11,119
        2/28/97                    12,916                   11,577
        5/31/97                    14,090                   12,366
        8/31/97                    14,939                   13,405
       11/30/97                    15,813                   14,173
        2/28/98                    17,836                   15,571
        5/31/98                    18,118                   16,103
        8/31/98                    16,698                   13,763

Past performance is not predictive of future performance. These charts compare a $10,000 investment made in Investment Class Shares and Institutional Class Shares of the Portfolio on their respective inception dates to a $10,000 investment made in the index on those dates. All dividends and capital gains are reinvested. Further information relating to the Portfolio's performance, including expense reimbursements, is contained in the Financial Highlights section of the respective prospectus and elsewhere in this report. The Wilshire 5000 Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. An individual cannot invest directly in any index.

LARGE COMPANY VALUE PORTFOLIO
FUND COMMENTARY

  For the 12 months ended August 31, 1998, the Portfolio's Investment Class Shares returned 1.34% and Institutional Class Shares returned 1.47%. Over this period, traditional value sectors like utilities and consumer durables, which comprised 26.9% of the total portfolio, performed very well relative to the market. Utilities which saw positive gains almost across the board were especially bolstered by companies like US West, Duke Energy, and Bell Atlantic which saw gains of 51%, 34%, and 26%, respectively. For the consumer durables sector, while two of the Big Three auto makers, Ford and Chrysler, returned 61% and 34%, respectively, while General Motors lagged significantly at 1.2%. The finance sector, which had an average weighting of approximately 37% of the portfolio over the period, dragged down the Portfolio's performance with some of the Portfolio's larger holdings in this sector declining in value in what was a generally strong period; Banc One was down nearly 20%, Allstate down 5.6%, and NationsBank down 1.6% over the twelve month period.

  Fundamentals that are used for selection of stocks in this Portfolio are price to earnings ratio, price to book ratio and dividend yield. The Portfolio purchases stocks that are undervalued relative to their earnings and book value, and the adviser expects to provide stable current income in the form of a relatively high dividend yield. The Portfolio's price to earnings and price to book ratios remained lower than those of the S&P 500 Index, reflecting the Portfolio's value orientation. The price to earnings ratio was around 13 and price to book ratio was around 3 for the Portfolio versus 22 and 6, respectively, for the S&P 500 Index.

                             PORTFOLIO INFORMATION(1)
                             (As of August 31, 1998)

 DIVIDEND YIELD(2) ........................................       2.9%
 AVERAGE PRICE/BOOK RATIO .................................       2.7
 AVERAGE PRICE/EARNINGS RATIO .............................      12.7
 AVERAGE MARKET CAPITALIZATION ............................     $31.2 BILLION

(1) All averages are dollar-weighted averages. The average book/price ratio is calculated based on the book value of each portfolio security as of the end of its issuer's most recent fiscal year. The average price/earnings ratio is calculated based on the price of each portfolio security as of the end of its issuer's most recent fiscal year.

(2) The one-year dividend yield corresponds to the stated dividends of all underlying securities held by the Portfolio and is not an indication of the current SEC yield of the Portfolio itself.

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
ONE YEAR ENDED 8/31/98 ...............................         1.34%
FIVE YEARS ENDED 8/31/98 .............................        12.90%
INCEPTION (9/30/92) THROUGH 8/31/98 ..................        14.72%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
ONE YEAR ENDED 8/31/98 ...............................         1.47%
INCEPTION (7/15/96) THROUGH 8/31/98 ..................        17.55%

* Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the year ended August 31, 1998, fees and expenses totaling 0.08% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                           PORTFOLIO SECTOR WEIGHTING*
                             (As of August 31, 1998)

TRANSPORTATION                                       2.4%
CAPITAL GOODS                                        2.7%
FINANCE                                             34.3%
MATERIALS & SERVICES                                 5.0%
CONSUMER NON-DURABLES                                5.2%
CONSUMER DURABLES                                    9.4%
TECHNOLOGY                                          11.4%
ENERGY                                              12.1%
UTILITIES                                           17.5%

* BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

                             COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES
OF LARGE COMPANY VALUE PORTFOLIO AND THE WILSHIRE 5000 INDEX


                               Large Company
                              Value Portfolio
                                 Investment                Wilshire
      Values/Yrs                Class Shares              5000 Index
      ----------             -----------------            ----------
        9/30/92                   $10,000                  $10,000
       11/30/92                    10,176                   10,541
        2/28/93                    11,224                   10,905
        5/31/93                    11,329                   11,217
        8/31/93                    12,293                   11,702
       11/30/93                    11,702                   11,727
        2/28/94                    11,672                   12,038
        5/31/94                    11,630                   11,717
        8/31/94                    11,850                   12,261
       11/30/94                    11,325                   11,772
        2/28/95                    12,232                   12,674
        5/31/95                    13,376                   13,782
        8/31/95                    14,098                   14,948
       11/30/96                    15,392                   16,018
        2/29/96                    16,447                   17,009
        5/31/96                    16,764                   18,097
        8/31/96                    16,568                   17,522
       11/30/97                    19,165                   19,954
        2/28/97                    19,835                   20,777
        5/31/97                    20,454                   22,192
        8/31/97                    22,246                   24,059
       11/30/97                    23,679                   25,437
        2/28/98                    25,455                   27,945
        5/31/98                    26,600                   28,901
        8/31/98                    22,545                   24,702

                               Large Company
                              Value Portfolio
                               Institutional               Wilshire
      Values/Yrs                Class Shares              5000 Index
      ----------             -----------------            ----------
        7/15/96                   $10,000                  $10,000
        8/31/96                    10,355                    9,763
       11/30/96                    11,984                   11,119
        2/28/97                    12,409                   11,577
        5/31/97                    12,782                   12,366
        8/31/97                    13,903                   13,405
       11/30/97                    14,806                   14,173
        2/28/98                    15,921                   15,571
        5/31/98                    16,638                   16,103
        8/31/98                    14,108                   13,763

Past performance is not predictive of future performance. These charts compare a $10,000 investment made in Investment Class Shares and Institutional Class Shares of the Portfolio on their respective inception dates to a $10,000 investment made in the index on those dates. All dividends and capital gains are reinvested. Further information relating to the Portfolio's performance, including expense reimbursements, is contained in the Financial Highlights section of the respective prospectus and elsewhere in this report. The Wilshire 5000 Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. An individual cannot invest directly in any index.

SMALL COMPANY GROWTH PORTFOLIO
FUND COMMENTARY

  For the 12 months ended August 31, 1998, the Portfolio's Investment Class Shares returned -26.02% and Institutional Class Shares returned -25.95%. Small growth stocks continued to be out of favor this period; the Wilshire Next 1750, a broad index of small company growth stocks, was down almost 17% in the same period. Although large cap growth stocks in the producer goods and the drugs and medicine industries did very well during this period, these holdings were a hindrance on the performance of the Small Growth Portfolio. Despite strong showings within these industries from stocks such as Sofamor/Danek Group and JLG Industries, up 81% and 26%, respectively, these were more the exception rather than the rule. The largest sector weighting in the Portfolio over the period was technology. Small cap growth tech stocks did not fair well this period, nor did consumer non-durables, another traditional growth sector which turned in a poor performance for the period. Bright spots among the Portfolio's substantial holdings for the period included Symbol Technologies and Comair Corporation, which earned returns of 53% and 73%, respectively.

  For investment decisions, the Small Company Growth Portfolio uses the same fundamental criteria as its large cap partner. Specifically, the Portfolio's investment adviser seeks to identify high quality growth companies focusing on earnings and sales growth as well as dividend payout and return on equity. By focusing on earnings and return on equity in the small cap arena, the Portfolio seeks to invest in growth companies with a proven track record.

                             PORTFOLIO INFORMATION(1)
                             (As of August 31, 1998)

 AVERAGE 5-YEAR SALES GROWTH ...............................      23.8%
 AVERAGE 5-YEAR EARNINGS GROWTH ............................      15.5%
 AVERAGE 5-YEAR RETURN ON EQUITY ...........................      15.8%
 AVERAGE MARKET CAPITALIZATION .............................      $0.76 BILLION

(1) All averages are dollar-weighted averages. The 5-year numbers are calculated based on the results for the 5-year period ended August 31, 1998 for those securities in the Portfolio's holdings as of August 31, 1998 whose issuers have been in existence for at least 5 years.

SMALL COMPANY GROWTH PORTFOLIO
FUND COMMENTARY -- (CONTINUED)

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
ONE YEAR ENDED 8/31/98 ...............................      (26.02)%
FIVE YEARS ENDED 8/31/98 .............................        5.32%
INCEPTION (10/1/92) THROUGH 8/31/98 ..................        9.00%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
ONE YEAR ENDED 8/31/98 ...............................       (25.95)%
INCEPTION (7/15/96) THROUGH 8/31/98 ..................        (2.39)%

* Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the year ended August 31, 1998, fees and expenses totaling 0.17% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                           PORTFOLIO SECTOR WEIGHTING*
                             (As of August 31, 1998)

ENERGY                                   0.5%
TRANSPORTATION                           5.0%
CONSUMER
CONSUMER DURABLES                        6.5%
NON-DURABLES                            24.7%
CAPITAL GOODS                            9.1%
FINANCE                                 12.6%
MATERIALS AND
SERVICES                                21.7%

TECHNOLOGY                              19.9%

* BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

SMALL COMPANY GROWTH PORTFOLIO
FUND COMMENTARY -- (CONTINUED)

                             COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES
OF SMALL COMPANY GROWTH PORTFOLIO AND THE WILSHIRE 5000 INDEX


                              Small Company
                             Growth Portfolio
                                 Investment               Wilshire
      Values/Yrs                Class Shares             5000 Index
      ----------             -----------------           -----------
        9/30/92                   $10,000                  $10,000
       11/30/92                    11,432                   10,541
        2/28/93                    11,479                   10,905
        5/31/93                    12,137                   11,217
        8/31/93                    12,850                   11,702
       11/30/93                    13,098                   11,727
        2/28/94                    14,274                   12,038
        5/31/94                    12,895                   11,717
        8/31/94                    13,519                   12,261
       11/30/94                    13,176                   11,772
        2/28/95                    14,122                   12,674
        5/31/95                    14,822                   13,782
        8/31/95                    16,633                   14,948
       11/30/96                    17,135                   16,018
        2/29/96                    18,175                   17,009
        5/31/96                    20,649                   18,097
        8/31/96                    19,544                   17,522
       11/30/97                    19,881                   19,954
        2/28/97                    18,766                   20,777
        5/31/97                    20,324                   22,192
        8/31/97                    22,506                   24,059
       11/30/97                    22,194                   25,437
        2/28/98                    24,326                   27,945
        5/31/98                    23,082                   28,901
        8/31/98                    16,651                   24,702


                              Small Company
                             Growth Portfolio
                               Institutional              Wilshire
      Values/Yrs                Class Shares             5000 Index
      ----------             -----------------           -----------
        7/15/96                   $10,000                  $10,000
        8/31/96                    11,140                    9,763
       11/30/96                    11,339                   11,119
        2/28/97                    10,703                   11,577
        5/31/97                    11,584                   12,366
        8/31/97                    12,827                   13,405
       11/30/97                    12,650                   14,173
        2/28/98                    13,864                   15,571
        5/31/98                    13,155                   16,103
        8/31/98                     9,498                   13,763

Past performance is not predictive of future performance. These charts compare a $10,000 investment made in Investment Class Shares and Institutional Class Shares of the Portfolio on their respective inception dates to a $10,000 investment made in the index on those dates. All dividends and capital gains are reinvested. Further information relating to the Portfolio's performance, including expense reimbursements, is contained in the Financial Highlights section of the respective prospectus and elsewhere in this report. The Wilshire 5000 Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. An individual cannot invest directly in any index.

SMALL COMPANY VALUE PORTFOLIO
FUND COMMENTARY

 For the 12 months ended August 31, 1998, the Portfolio's Investment Class Shares returned -8.79% and Institutional Class Shares returned -8.72%. Although returns for the Small Company Value Portfolio were negative for the period, the Portfolio outperformed the universe of small cap stocks. Helping performance for the year were large weightings in the utilities and finance sectors which combined had an average weight of over 41% of the Portfolio during the period. Utilities stocks with relatively large weighting in the Portfolio such as Minnesota Power (up 30%), Nevada Power (up 25%), and Rochester Gas and Electric (up 31%) contributed to the performance of the Portfolio. The finance sector was more mixed, with positive contributions to performance from ALLIED Group, CCB Financial, and Sovereign Bancorp, whereas a relatively heavy weighting in Ohio Casualty (down 16%) contributed negatively. The other sectors had generally lackluster performance, resulting in an overall negative return.

 The Small Company Value Portfolio continued to invest in sectors clearly associated with a value orientation. These sectors typically include companies which are undervalued relative to their earnings and book values. They also have high dividend yield, which means simply that their price is low relative to the size of the dividend. Demand for value stocks is driven by two types of investors - those investors seeking high current income coming from the dividend and those who feel the stock is undervalued relative to its earnings potential. The Portfolio buys those stocks which exhibit both of these characteristics. When demand is low for these types of securities, prices are slow to rise. Low demand is typically a function of investor sentiment - meaning that, when investors feel like their current holdings become overvalued, they sell them and look for better deals.

                             PORTFOLIO INFORMATION(1)
                             (As of August 31, 1998)

 DIVIDEND YIELD(2) ......................................          2.8%
 AVERAGE PRICE/BOOK RATIO ...............................          1.9
 AVERAGE PRICE/EARNINGS RATIO ...........................         13.4
 AVERAGE MARKET CAPITALIZATION ..........................         $0.80 BILLION

(1) All averages are dollar-weighted averages. The average book/price ratio is calculated based on the book value of each Portfolio security as of the end of its issuer's most recent fiscal year. The average price/earnings ratio is calculated based on the price of each Portfolio security as of the end of its issuer's most recent fiscal year.

(2) The one-year dividend yield corresponds to the stated dividends of all underlying securities held by the Portfolio and is not an indication of the current SEC yield of the portfolio itself.

    SMALL COMPANY VALUE PORTFOLIO
    FUND COMMENTARY -- (CONTINUED)

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
ONE YEAR ENDED 8/31/98 ...............................       (8.79)%
FIVE YEARS ENDED 8/31/98 .............................        8.46%
INCEPTION (9/30/92) THROUGH 8/31/98 ..................       10.41%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
ONE YEAR ENDED 8/31/98 ...............................        (8.72)%
INCEPTION (7/15/96) THROUGH 8/31/98 ..................        11.38%

* Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived or reimbursed. For the year ended August 31, 1998, fees and expenses totaling 0.17% per share were waived or reimbursed. Without such waivers and reimbursements, total returns would have been lower.

                           PORTFOLIO SECTOR WEIGHTING*
                             (As of August 31, 1998)

 TECHNOLOGY                               1.9%
 ENERGY                                   3.1%
 FINANCE                                 24.3%
 TRANSPORTATION                           4.1%
 CAPITAL GOODS                            7.5%
 CONSUMER DURABLES                        8.6%
 UTILITIES                               14.9%
 MATERIALS & SERVICES                    19.6%
 CONSUMER
 NON-DURABLES                            16.0%

* BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

SMALL COMPANY VALUE PORTFOLIO
FUND COMMENTARY -- (CONTINUED)

                             COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES
OF SMALL COMPANY VALUE PORTFOLIO AND THE WILSHIRE 5000 INDEX


                              Small Company
                             Value Portfolio
                                 Investment               Wilshire
      Values/Yrs                Class Shares             5000 Index
      ----------             -----------------           -----------
        9/30/92                   $10,000                  $10,000
       11/30/92                    10,280                   10,541
        2/28/93                    11,358                   10,905
        5/31/93                    11,463                   11,217
        8/31/93                    11,972                   11,702
       11/30/93                    11,730                   11,727
        2/28/94                    11,887                   12,038
        5/31/94                    11,511                   11,717
        8/31/94                    11,971                   12,261
       11/30/94                    11,202                   11,772
        2/28/95                    12,068                   12,674
        5/31/95                    12,493                   13,782
        8/31/95                    13,388                   14,948
       11/30/96                    14,127                   16,018
        2/29/96                    14,507                   17,009
        5/31/96                    14,868                   18,097
        8/31/96                    14,729                   17,522
       11/30/96                    16,237                   19,954
        2/28/97                    16,866                   20,777
        5/31/97                    17,848                   22,192
        8/31/97                    19,697                   24,059
       11/30/97                    20,588                   25,437
        2/28/98                    22,258                   27,945
        5/31/98                    22,428                   28,901
        8/31/98                    17,966                   24,702

                              Small Company
                             Value Portfolio
                               Institutional              Wilshire
      Values/Yrs                Class Shares              500 Index
      ----------             -----------------            ----------
        7/15/96                   $10,000                  $10,000
        8/31/96                    10,304                    9,763
       11/30/96                    11,359                   11,119
        2/28/97                    11,813                   11,577
        5/31/97                    12,493                   12,366
        8/31/97                    13,781                   13,405
       11/30/97                    14,413                   14,173
        2/28/98                    15,578                   15,571
        5/31/98                    15,697                   16,103
        8/31/98                    12,580                   13,763

Past performance is not predictive of future performance. These charts compare a $10,000 investment made in Investment Class Shares and Institutional Class Shares of the Portfolio on their respective inception dates to a $10,000 investment made in the index on those dates. All dividends and capital gains are reinvested. Further information relating to the Portfolio's performance, including expense reimbursements, is contained in the Financial Highlights section of the respective prospectus and elsewhere in this report. The Wilshire 5000 Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. An individual cannot invest directly in any index.

    WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY GROWTH PORTFOLIO              August 31, 1998
    STATEMENT OF INVESTMENTS

                                                                     VALUE
SHARES                                                              (NOTE 1)
------                                                              --------
COMMON STOCKS - 100.3%
           AEROSPACE - 0.8%
  5,900    Textron, Inc. ....................................      $    370,225
  8,400    United Technologies Corporation ..................           609,525
                                                                   ------------
                                                                        979,750
                                                                   ------------
           AIR TRANSPORTATION - 0.8%
  6,500    AMR Corporation ..................................           354,250
  5,200    FDX Corporation* .................................           260,325
 11,750    Southwest Airlines Company .......................           209,296
  2,100    UAL Corporation* .................................           126,656
                                                                   ------------
                                                                        950,527
                                                                   ------------
           APPAREL - 0.2%
  3,600    Jones Apparel Group* .............................            69,750
  2,200    Unifi, Inc. ......................................            48,950
  2,200    Warnaco Group, Inc., Class A .....................            59,950
                                                                   ------------
                                                                        178,650
                                                                   ------------
           BANKS - 3.3%
  8,375    Fifth Third Bancorp ..............................           445,445
 34,600    First Union Corporation ..........................         1,678,100
    300    M & T Bank Corporation ...........................           123,000
  4,000    Northern Trust Corporation .......................           223,000
 27,000    Norwest Corporation ..............................           803,250
  5,800    State Street Corporation .........................           301,962
  9,325    Synovus Financial Corporation ....................           169,598
  2,400    Zions Bancorporation .............................            92,100
                                                                   ------------
                                                                      3,836,455
                                                                   ------------
           BUSINESS MACHINES - 14.1%
  7,200    BMC Software, Inc.* ..............................           304,650
  2,600    Ceridian Corporation* ............................           126,100
 36,500    Cisco Systems, Inc.* .............................         2,988,437
  5,300    Comdisco, Inc. ...................................            65,919
 23,300    Dell Computer Corporation* .......................         2,330,000
  5,600    Gateway 2000, Inc.* ..............................           264,950
  2,600    Lexmark International Group, Class A* ............           157,462
 87,200    Microsoft Corporation* ...........................         8,365,750
 35,150    Oracle Systems Corporation* ......................           700,803
  9,600    Pitney Bowes, Inc. ...............................           476,400
 13,500    Sun Microsystems, Inc.* ..........................           534,938
  6,850    Total System Services, Inc. ......................           110,456
                                                                   ------------
                                                                     16,425,865
                                                                   ------------
           BUSINESS SERVICES - 2.2%
  3,900    AccuStaff, Inc.* .................................            48,750
  2,700    Apollo Group, Inc., Class A* .....................            82,012
 10,800    Automatic Data Processing, Inc. ..................           688,500
  3,500    Cintas Corporation ...............................           142,625
  5,600    Computer Sciences Corporation ....................           316,750
  4,600    Ecolab, Inc. .....................................           127,938
  5,300    Equifax, Inc. ....................................           188,812
  2,800    Manpower, Inc. ...................................            57,050
  5,700    Omnicom Group, Inc. ..............................           271,463
  9,100    Parametric Technology Corporation* ...............            93,275
  5,775    Paychex, Inc. ....................................           219,450
  3,250    Robert Half International, Inc.* .................           156,000
  3,500    SunGard Data Systems, Inc.* ......................           110,906
  2,300    Synopsys, Inc.* ..................................            60,088
                                                                   ------------
                                                                      2,563,619
                                                                   ------------
           CHEMICALS - 0.3%
  8,400    Air Products & Chemicals, Inc. ...................           256,725
  2,100    Great Lakes Chemical Corporation .................            82,163
                                                                   ------------
                                                                        338,888
                                                                   ------------
           CONSTRUCTION - 0.3%
  1,600    Crane Company ....................................            64,400
  6,100    Sherwin-Williams Company .........................           145,638
  1,300    Vulcan Materials Company .........................           144,950
                                                                   ------------
                                                                        354,988
                                                                   ------------
           CONSUMER DURABLES - 0.5%
  2,500    Hillenbrand Industries, Inc. .....................           133,906
  6,800    Leggett & Platt, Inc. ............................           136,425
  5,600    Newell Company, Inc. .............................           267,400
                                                                   ------------
                                                                        537,731
                                                                   ------------
           COSMETICS - 5.5%
  3,800    Clorox Company ...................................           366,462
 10,600    Colgate-Palmolive Company ........................           764,525
 40,052    Gillette Company .................................         1,647,139
 48,100    Proctor & Gamble Company .........................         3,679,650
                                                                   ------------
                                                                      6,457,776
                                                                   ------------
           DOMESTIC OIL - 0.1%
  3,500    Transocean Offshore, Inc. ........................            85,969
                                                                   ------------
           DRUGS & MEDICINE - 21.2%
 54,700    Abbott Laboratories ..............................         2,105,950
 46,600    American Home Products Corporation ...............         2,335,825
  9,400    Amgen, Inc.* .....................................           572,225
  8,800    Becton, Dickinson & Company ......................           293,150
  3,900    Biomet, Inc. .....................................           104,812
  3,950    Cardinal Health, Inc. ............................           345,625
  5,400    Guidant Corporation ..............................           333,450
  8,700    Health Management Associates, Inc., Class A* .....           157,144
 48,200    Johnson & Johnson ................................         3,325,800
 16,800    Medtronic, Inc. ..................................           863,100
 42,900    Merck & Company, Inc. ............................         4,973,719
  4,300    Mylan Laboratories, Inc. .........................            98,362
 46,300    Pfizer, Inc. .....................................         4,305,900
  2,600    Quintiles Transnational Corporation* .............            92,950
 26,300    Schering-Plough Corporation ......................         2,261,800
  3,400    Stryker Corporation ..............................           109,225
  3,400    Sybron International Corporation * ...............            61,838
  6,700    United Healthcare Corporation ....................           242,037
 29,300    Warner-Lambert Company ...........................         1,911,825
  3,100    Watson Pharmaceuticals, Inc.* ....................           139,694
  2,500    Wellpoint Health Networks, Inc.* .................           133,438
                                                                   ------------
                                                                     24,767,869
                                                                   ------------
           ELECTRONICS - 8.1%
  4,700    ADC Telecommunications, Inc.* ....................           104,281
  3,100    Altera Corporation* ..............................            90,288
  3,300    American Power Conversion Corporation* ...........            89,100
  5,700    Analog Devices, Inc.* ............................            80,156
 13,000    Applied Materials, Inc.* .........................           319,313
  7,400    Cadence Design Systems, Inc.* ....................           156,325
 17,700    EMC Corporation* .................................           799,819
 37,200    Hewlett-Packard Company ..........................         1,806,525
 58,600    Intel Corporation ................................         4,171,587
  3,000    KLA-Tencor Corporation* ..........................            63,750
  2,800    Linear Technology Corporation ....................           131,600
  4,600    Maxim Integrated Products, Inc.* .................           126,500
  2,100    SCI Systems, Inc.* ...............................            48,169
  4,100    Solectron Corporation* ...........................           169,381
  2,100    Symbol Technologies, Inc. ........................            86,100
  6,500    Tellabs, Inc.* ...................................           274,625
  2,900    Teradyne, Inc.* ..................................            50,388
 13,900    Texas Instruments, Inc. ..........................           662,856
  5,600    Thermo Electron Corporation* .....................            91,000
  2,594    Xilinx, Inc.* ....................................            79,117
                                                                   ------------
                                                                      9,400,880
                                                                   ------------
           ENERGY & UTILITIES - 0.7%
  6,200    AES Corporation* .................................           168,950
  2,900    CalEnergy Company, Inc.* .........................            73,769
 11,600    Enron Corporation ................................           490,825
  2,700    MCN Corporation ..................................            47,419
                                                                   ------------
                                                                        780,963
                                                                   ------------
           ENERGY - RAW MATERIALS - 0.2%
  5,230    Baker Hughes, Inc. ...............................            95,448
  5,000    ENSCO International, Inc. ........................            52,500
  3,485    EVI Weatherford, Inc.* ...........................            53,146
  6,100    Global Marine, Inc.* .............................            57,187
                                                                   ------------
                                                                        258,281
                                                                   ------------
           FINANCE - 2.5%
 16,700    American Express Company .........................         1,302,600
  2,400    Capital One Financial Corporation ................           210,000
  4,000    Dime Bancorp, Inc. ...............................            76,000
  3,350    Edwards (A.G.), Inc. .............................            90,869
  2,000    FINOVA Group, Inc. ...............................            89,250
  9,000    Franklin Resources, Inc. .........................           290,250
 17,925    MBNA Corporation .................................           421,237
  4,100    Price (T. Rowe) Associates, Inc. .................           124,794
  9,450    Schwab (Charles) Corporation .....................           282,319
                                                                   ------------
                                                                      2,887,319
                                                                   ------------
           FOOD & AGRICULTURE - 6.2%
 16,400    Campbell Soup Company ............................           826,150
 88,600    Coca-Cola Company ................................         5,770,075
  8,650    Pioneer Hi-Bred International, Inc. ..............           291,938
 12,000    Sysco Corporation ................................           242,250
  3,600    Whitman Corporation ..............................            55,800
                                                                   ------------
                                                                      7,186,213
                                                                   ------------
           INSURANCE - 1.0%
  9,674    AFLAC, Inc. ......................................           243,059
  6,700    Conseco, Inc. ....................................           185,088
  2,600    Progressive Corporation of Ohio ..................           253,338
  7,050    SunAmerica, Inc. .................................           436,659
                                                                   ------------
                                                                      1,118,144
                                                                   ------------
           MEDIA - 1.6%
  4,400    Belo (A.H.) Corporation, Series A ................            81,400
  8,700    Clear Channel Communications, Inc.* ..............           391,500
 10,200    Gannet Company, Inc. .............................           601,800
  2,800    Knight-Ridder, Inc. ..............................           133,350
  3,600    McGraw-Hill Companies, Inc. ......................           274,500
  6,800    New York Times Company, Class A ..................           197,200
    400    Washington Post Company, Class B .................           205,000
                                                                   ------------
                                                                      1,884,750
                                                                   ------------
           MOTOR VEHICLES - 0.3%
  3,700    Dana Corporation .................................           144,994
  5,400    Harley-Davidson, Inc. ............................           166,387
  2,400    Lear Corporation* ................................            97,350
                                                                   ------------
                                                                        408,731
                                                                   ------------
           NONDURABLE & ENTERTAINMENT - 1.8%
  4,700    Hasbro, Inc. .....................................           147,169
 10,325    Mattel, Inc. .....................................           334,272
 24,700    McDonald's Corporation ...........................         1,384,744
  3,000    Starbucks Corporation* ...........................            94,687
  4,600    Wendy's International, Inc. ......................            92,287
                                                                   ------------
                                                                      2,053,159
                                                                   ------------
           PRODUCER GOODS - 9.9%
 20,100    AlliedSignal, Inc. ...............................           689,681
  3,600    Avery Dennison Corporation .......................           193,275
  2,600    Case Corporation .................................            70,200
  7,900    Dover Corporation ................................           215,275
117,200    General Electric Company .........................         9,376,000
  9,000    Illinois Tool Works, Inc. ........................           435,938
  5,800    Ingersoll-Rand Company ...........................           230,550
  2,900    Johnson Controls, Inc. ...........................           124,156
  3,100    Miller (Herman), Inc. ............................            63,550
  4,272    Thermo Instrument Systems, Inc.* .................            65,148
  1,500    Trinity Industries, Inc. .........................            45,375
                                                                   ------------
                                                                     11,509,148
                                                                   ------------
           RETAIL - 8.9%
  8,800    Albertsons, Inc. .................................           444,950
  5,400    AutoZone, Inc.* ..................................           140,063
  4,800    Bed Bath & Beyond, Inc.* .........................            86,700
 28,925    Cendant Corporation ..............................           334,445
  3,500    Circuit City Stores, Inc. ........................           108,062
  3,818    Consolidated Stores Corporation* .................           120,267
  5,066    Dollar General Corporation .......................           136,149
 14,150    Gap, Inc. ........................................           722,534
 52,298    Home Depot, Inc. .................................         2,013,473
  5,600    Kohl's Corporation* ..............................           254,450
 12,400    Lowe's Companies, Inc. ...........................           434,775
  5,600    Office Depot, Inc.* ..............................           142,800
 17,500    Walgreen Company .................................           673,750
 80,400    Wal-Mart Stores, Inc. ............................         4,723,500
                                                                   ------------
                                                                     10,335,918
                                                                   ------------
           STEEL - 0.1%
  3,100    Nucor Corporation ................................           111,406
  3,000    USX-U.S. Steel Group .............................            62,813
                                                                   ------------
                                                                        174,219
                                                                   ------------
           TELEPHONE - 7.0%
 39,100    Ameritech Corporation ............................         1,842,587
 35,500    BellSouth Corporation ............................         2,433,969
  3,250    Century Telephone Enterprises ....................           147,469
  7,347    Qwest Communications International, Inc.* ........           183,675
 65,600    SBC Communications, Inc. .........................         2,492,800
 15,300    Sprint Corporation ...............................         1,026,056
                                                                   ------------
                                                                      8,126,556
                                                                   ------------
           TIRE & RUBBER - 0.1%
  4,100    Danaher Corporation ..............................           148,625
                                                                   ------------
           TRAVEL & RECREATION - 2.5%
  3,500    Brunswick Corporation ............................            52,281
 21,200    Carnival Corporation .............................           612,150
 72,100    Disney (Walt) Company ............................         1,978,244
  3,500    Harrah's Entertainment, Inc. .....................            50,531
  2,000    MGM Grand, Inc.* .................................            57,375
  9,000    Marriott International, Inc. .....................           252,563
                                                                   ------------
                                                                      3,003,144
                                                                   ------------
           TRUCKING & FREIGHT - 0.1%
  2,700    PACCAR, Inc. .....................................           110,700
                                                                   ------------
           TOTAL COMMON STOCKS (COST $87,449,199) ...........       116,864,837
                                                                   ------------

TOTAL INVESTMENTS (COST $87,449,199**) ..............  100.3%       116,864,837
OTHER ASSETS AND LIABILITIES (NET) ..................  (0.3)%          (302,244)
                                                       ------      ------------
NET ASSETS ..........................................  100.0%      $116,562,593
                                                       ======      ============

---------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $87,831,152.

                       See Notes to Financial Statements.

    WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY VALUE PORTFOLIO               August 31, 1998
    STATEMENT OF INVESTMENTS

                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
COMMON STOCKS - 99.1%
           AEROSPACE - 2.7%
  4,700    General Dynamics Corporation .....................       $   223,544
  7,400    Lockheed Martin Corporation ......................           647,037
  2,500    Northrop Grumman Corporation .....................           158,438
  6,200    Textron, Inc. ....................................           389,050
  4,600    TRW, Inc. ........................................           197,225
                                                                    -----------
                                                                      1,615,294
                                                                    -----------
           AIR TRANSPORTATION - 0.5%
  2,800    Delta Air Lines, Inc. ............................           285,600
                                                                    -----------
           APPAREL - 0.3%
  4,600    V.F. Corporation .................................           174,225
                                                                    -----------
           BANKS - 24.7%
  4,575    AmSouth Bancorporation ...........................           157,266
 10,800    BB&T Corporation .................................           304,425
 26,479    Banc One Corporation .............................         1,006,202
 26,200    BankAmerica Corporation ..........................         1,678,438
 10,914    BankBoston Corporation ...........................           389,493
  3,700    Bankers Trust New York Corporation ...............           274,956
 31,784    Chase Manhattan Corporation ......................         1,684,552
  5,950    Comerica, Inc. ...................................           310,888
  4,200    Crestar Financial Corporation ....................           212,100
  4,000    First American Corporation .......................           143,500
 10,987    First Chicago NBD ................................           696,301
  6,912    First Securities Corporation .....................           107,136
 36,450    First Union Corporation ..........................         1,767,825
 10,300    Fleet Financial Group, Inc. ......................           675,294
  3,100    GreenPoint Financial Corporation .................            78,081
  7,823    Huntington Bancshares, Inc. ......................           177,973
 16,456    KeyCorp ..........................................           419,628
 12,420    National City Corporation ........................           729,675
 35,400    NationsBank Corporation ..........................         2,017,800
  3,725    Old Kent Financial Corporation ...................           120,131
 11,500    PNC Bank .........................................           494,500
  5,600    Regions Financial Corporation ....................           193,900
  5,750    SouthTrust Corporation ...........................           186,156
  6,600    Summit Bankcorp ..................................           225,225
  7,700    Wachovia Corporation .............................           564,506
                                                                    -----------
                                                                     14,615,951
                                                                    -----------
           BUSINESS MACHINES - 7.0%
 36,700    International Business Machines Corporation ......         4,133,338
                                                                    -----------
           BUSINESS SERVICES - 0.6%
  6,900    Browning-Ferris Industries, Inc. .................           224,250
  3,000    Deluxe Corporation ...............................            87,000
  1,600    National Services Industries, Inc. ...............            59,600
                                                                    -----------
                                                                        370,850
                                                                    -----------
           CHEMICALS - 2.5%
  8,800    Air Products & Chemicals, Inc. ...................           268,950
  8,600    Dow Chemical Company .............................           670,800
  3,000    Eastman Chemical Company .........................           154,687
  2,900    Millennium Chemicals, Inc. .......................            62,713
  4,900    Morton International, Inc. .......................           109,025
  1,800    Olin Corporation .................................            50,625
  4,600    Union Carbide Corporation ........................           184,863
                                                                    -----------
                                                                      1,501,663
                                                                    -----------
           CONSTRUCTION - 0.6%
  1,500    Armstrong World Industries, Inc. .................            72,000
  3,100    Fluor Corporation ................................           122,644
  1,300    Vulcan Materials Company .........................           144,950
                                                                    -----------
                                                                        339,594
                                                                    -----------
           CONSUMER DURABLES - 0.5%
  3,600    Black & Decker Corporation .......................           149,850
  3,600    Maytag Corporation ...............................           155,250
                                                                    -----------
                                                                        305,100
                                                                    -----------
           DOMESTIC OIL - 2.5%
  2,800    Ashland, Inc. ....................................           127,575
 12,100    Atlantic Richfield Company .......................           701,800
  1,800    Kerr-McGee Corporation ...........................            69,525
  1,700    Murphy Oil Corporation ...........................            60,031
  1,800    Pennzoil Company .................................            64,350
  9,900    Phillips Petroleum Company .......................           404,044
  3,300    Ultramar Diamond Shamrock Corporation ............            76,313
                                                                    -----------
                                                                      1,503,638
                                                                    -----------
           DRUGS & MEDICINE - 0.3%
  2,500    Allergan, Inc. ...................................           118,125
  2,100    Bard (C.R.), Inc. ................................            68,775
                                                                    -----------
                                                                        186,900
                                                                    -----------
           ELECTRONICS - 1.6%
 18,400    Electronic Data Systems Corporation ..............           616,400
  3,000    Harris Corporation ...............................            95,625
  4,400    ITT Industries, Inc. .............................           132,550
  2,100    Thomas & Betts Corporation .......................            71,531
                                                                    -----------
                                                                        916,106
                                                                    -----------
           ENERGY & UTILITIES - 11.5%
  4,600    Allegheny Energy, Inc. ...........................           122,475
  5,500    Baltimore Gas & Electric Company .................           169,469
  5,900    Cinergy Corporation ..............................           205,025
  8,800    Consolidated Edison Company New York, Inc. .......           416,350
  3,600    Consolidated Natural Gas Company .................           157,725
  5,950    DPL, Inc. ........................................           107,100
  2,900    DQE, Inc. ........................................           103,494
  5,300    DTE Energy Company ...............................           223,263
 13,508    Duke Energy Corporation ..........................           842,561
 14,300    Edison International .............................           406,656
  6,900    FPL Group, Inc. ..................................           459,281
  4,700    GPU, Inc. ........................................           176,544
 10,600    Houston Industries, Inc. .........................           305,412
  5,872    MarketSpan Corporation ...........................           160,746
  2,400    New England ElectricSystem .......................            96,900
  5,600    Northern States Power ............................           148,400
  3,000    OGE Energy Corporation ...........................            82,687
  8,400    PECO Energy Company ..............................           287,700
 14,300    PG & E Corporation ...............................           459,388
  6,200    PP & L Resources, Inc. ...........................           146,088
  8,700    Public Service Enterprise Group, Inc. ............           318,638
  3,100    Puget Sound Power & Light ........................            77,887
  4,000    SCANA Corporation ................................           122,750
  8,911    Sempra Energy ....................................           226,674
 25,800    Southern Company .................................           725,625
  4,900    TECO Energy, Inc. ................................           130,156
  2,400    Western Resources, Inc. ..........................            96,750
                                                                    -----------
                                                                      6,775,744
                                                                    -----------
           ENERGY - RAW MATERIALS - 0.1%
  2,300    Tidewater, Inc. ..................................            48,300
                                                                    -----------
           FINANCE - 1.9%
  4,100    Ahmanson (H.F.) & Company ........................           218,640
  3,600    Edwards (A.G.), Inc. .............................            97,650
  6,700    J.P. Morgan & Company ............................           623,100
  5,200    Paine Webber Group, Inc. .........................           180,700
                                                                    -----------
                                                                      1,120,090
                                                                    -----------
           FOOD & AGRICULTURE - 0.4%
  2,800    Hormel Foods Corporation .........................            77,175
  2,800    McCormick & Company - Non Voting Shares ..........            81,375
  4,600    Supervalu, Inc. ..................................            93,437
                                                                    -----------
                                                                        251,987
                                                                    -----------
           INSURANCE - 7.4%
 32,300    Allstate Corporation .............................         1,211,250
  2,200    American Financial Group, Inc. ...................            73,150
  9,500    American General Corporation .....................           610,375
  6,400    Chubb Corporation ................................           400,000
  6,200    Cincinnati Financial Corporation .................           208,475
 11,790    Conseco, Inc. ....................................           325,699
  8,900    Hartford Financial Services Group, Inc. ..........           398,275
  4,050    Jefferson-Pilot Corporation ......................           229,837
  5,150    Old Republic International Corporation ...........           114,909
  4,300    Reliance Group Holdings, Inc. ....................            54,287
  3,400    ReliaStar Financial Corporation ..................           133,450
  8,700    St Paul Companies, Inc. ..........................           265,894
  2,400    Transamerica Corporation .........................           246,150
  1,400    Unitrin, Inc. ....................................            78,925
                                                                    -----------
                                                                      4,350,676
                                                                    -----------
           INTERNATIONAL OIL - 9.4%
 36,700    Amoco Corporation ................................         1,662,969
 24,800    Chevron Corporation ..............................         1,836,750
 29,400    Mobil Corporation ................................         2,032,275
                                                                    -----------
                                                                      5,531,994
                                                                    -----------
           MEDIA - 0.4%
  7,200    New York Times Company, Class A ..................           208,800
                                                                    -----------
           MOTOR VEHICLES - 8.7%
 24,400    Chrysler Corporation .............................         1,088,850
  3,900    Dana Corporation .................................           152,831
  2,700    Eaton Corporation ................................           158,119
 45,200    Ford Motor Company ...............................         1,988,800
 26,700    General Motors Corporation .......................         1,541,925
  6,700    Genuine Parts Company ............................           209,794
                                                                    -----------
                                                                      5,140,319
                                                                    -----------
           NON-DURABLE & ENTERTAINMENT - 0.4%
  2,700    American Greetings Corporation, Class A ..........            98,887
  5,000    Hasbro, Inc. .....................................           156,563
                                                                    -----------
                                                                        255,450
                                                                    -----------
           NON-FERROUS METALS - 0.4%
  2,200    Phelps Dodge Corporation .........................            98,450
  2,800    Reynolds Metals Company ..........................           134,225
                                                                    -----------
                                                                        232,675
                                                                    -----------
           PAPER & FOREST PRODUCTS - 0.5%
  3,300    Consolidated Papers, Inc. ........................            82,706
  3,900    Mead Corporation .................................           106,762
  3,800    Westvaco Corporation .............................            79,800
                                                                    -----------
                                                                        269,268
                                                                    -----------
           PRODUCER GOODS - 2.5%
  4,600    Cooper Industries, Inc. ..........................           195,787
  9,400    Deere & Company ..................................           309,613
  1,800    Harsco Corporation ...............................            66,038
  2,500    Hubbell, Inc. , Class B ..........................            89,375
  6,200    Ingersoll-Rand Company ...........................           246,450
  3,200    Johnson Controls, Inc. ...........................           137,000
  4,150    Parker-Hannifin Corporation ......................           120,350
  2,300    Snap-On, Inc. ....................................            60,375
  6,400    Tenneco, Inc. ....................................           202,800
  2,300    Timken Company ...................................            41,831
                                                                    -----------
                                                                      1,469,619
                                                                    -----------
           RAILROADS & SHIPPING - 1.8%
  8,200    CSX Corporation ..................................           309,550
 14,100    Norfolk Southern Corporation .....................           397,444
  9,300    Union Pacific Corporation ........................           370,256
                                                                    -----------
                                                                      1,077,250
                                                                    -----------
           RETAIL - 3.3%
  9,300    Albertson's, Inc. ................................           470,231
  4,200    Dillard's, Inc., Class A .........................           121,275
 17,500    Food Lion, Inc., Class A .........................           180,469
  8,700    May Department Stores Company ....................           489,375
  9,400    Penney (J.C.) Company ............................           465,887
  3,900    Tandy Corporation ................................           212,794
                                                                    -----------
                                                                      1,940,031
                                                                    -----------
           TELEPHONE - 5.9%
 58,250    Bell Atlantic Corporation ........................         2,570,281
 18,100    US West, Inc. ....................................           941,200
                                                                    -----------
                                                                      3,511,481
                                                                    -----------
           TIRE & RUBBER - 0.5%
  5,900    Goodyear Tire & Rubber Company ...................           289,100
                                                                    -----------
           TRAVEL & RECREATION - 0.1%
  3,700    Brunswick Corporation ............................            55,269
                                                                    -----------
           TRUCKING & FREIGHT - 0.1%
  2,800    Ryder System, Inc. ...............................            65,975
                                                                    -----------
           TOTAL COMMON STOCKS (COST $53,820,215) ...........        58,542,287
                                                                    -----------

TOTAL INVESTMENTS (COST $53,820,215**) ...........      99.1%        58,542,287
OTHER ASSETS AND LIABILITIES (NET) ...............       0.9%           530,214
                                                       ------       -----------
NET ASSETS .......................................     100.0%       $59,072,501
                                                       ======       ===========

---------
** Aggregate cost for Federal tax purposes is $54,072,259.

                       See Notes to Financial Statements.

    WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY GROWTH PORTFOLIO              AUGUST 31, 1998
    STATEMENT OF INVESTMENTS

                                                                      VALUE
SHARES                                                               (NOTE 1)
------                                                               --------
COMMON STOCKS - 101.2%
           AIR TRANSPORTATION - 1.7%
  3,650    AAR Corporation ..................................       $    80,756
  2,200    Air Express International Corporation ............            37,675
  2,900    Alaska Air Group, Inc.* ..........................           112,919
                                                                    -----------
                                                                        231,350
                                                                    -----------
           APPAREL - 4.3%
  1,900    Buckle, Inc.* ....................................            37,288
  2,400    Burlington Industries, Inc. ......................            22,800
  2,900    Dress Barn, Inc.* ................................            50,387
  1,700    Gymboree Corporation* ............................            14,875
  3,700    Just For Feet, Inc.* .............................            52,494
  4,400    The Men's Wearhouse, Inc.* .......................           103,125
  6,800    Nautica Enterprises, Inc.* .......................           131,325
  4,000    St John Knits, Inc. ..............................            76,250
  9,150    Wolverine World Wide, Inc. .......................            96,647
                                                                    -----------
                                                                        585,191
                                                                    -----------
           BANKS - 0.4%
  1,100    Riggs National Corporation .......................            24,200
  1,300    TR Financial Corporation .........................            26,894
                                                                    -----------
                                                                         51,094
                                                                    -----------
           BUSINESS MACHINES - 3.9%
  3,600    Artesyn Technologies, Inc.* ......................            53,550
  1,400    Black Box Corporation* ...........................            32,025
  1,600    Fair Issac & Company, Inc. .......................            49,500
  1,900    InaCom Corporation ...............................            36,575
  5,700    Input/Output, Inc.* ..............................            55,575
  1,800    MICROS Systems, Inc.* ............................            51,300
    800    Novellus Systems, Inc.* ..........................            21,300
  6,300    Tech Data Corporation* ...........................           238,219
                                                                    -----------
                                                                        538,044
                                                                    -----------
           BUSINESS SERVICES - 13.4%
  3,400    Alternative Resources Corporation* ...............            21,675
  1,500    American Management Systems, Inc.* ...............            40,125
  1,000    Analysts International Corporation ...............            21,125
  1,500    Borg-Warner Security Corporation* ................            21,281
  3,800    Bowne & Company, Inc. ............................            59,850
  2,600    CDI Corporation* .................................            61,100
  2,800    CDW Computer Centers, Inc.* ......................           107,800
  5,200    CIBER, Inc.* .....................................           130,650
  2,800    Computer Task Group, Inc. ........................            71,925
  2,900    Credence Systems Corporation* ....................            42,050
 11,300    DeVRY, Inc.* .....................................           204,106
  2,900    Dialogic Corporation* ............................            77,575
  2,600    Equity Corporation International* ................            60,775
  5,800    GTECH Holding Corporation* .......................           152,250
  2,300    HA-LO Industries* ................................            53,475
  3,000    Jacobs Engineering Group, Inc.* ..................            76,500
  4,400    Mentor Corporation ...............................            64,350
  3,700    National Data Corporation ........................           129,500
  1,500    Policy Management Systems Corporation* ...........            62,625
  1,300    Pre Paid Legal Services, Inc.* ...................            28,844
    700    Primark Corporation ..............................            16,537
    900    QRS Corporation ..................................            24,412
  1,500    Scientific Games Holdings Corporation* ...........            28,969
  1,000    SEACOR SMIT, Inc. ................................            34,500
  4,900    S3, Inc.* ........................................            15,006
  2,450    TETRA Technologies, Inc.* ........................            41,319
  3,000    Vantive Corporation* .............................            24,375
    900    Wackenhut Corporation, Class A ...................            17,100
  1,100    Wackenhut Corrections Corporation* ...............            17,256
  3,600    Wind River Systems, Inc.* ........................           135,000
                                                                    -----------
                                                                      1,842,055
                                                                    -----------
           CHEMICALS - 0.6%
  2,750    Bio-Rad Laboratories, Inc., Class A* .............            66,000
    200    Rogers Corporation ...............................             5,150
  1,100    Techne Corporation* ..............................            13,475
                                                                    -----------
                                                                         84,625
                                                                    -----------
           CONSTRUCTION - 6.2%
  6,000    D.R. Horton, Inc. ................................            96,000
  1,300    Florida Rock Industries, Inc. ....................            35,831
  6,100    Lennar Corporation ...............................           110,563
  1,500    Lone Star Industries .............................            90,188
  4,600    NCI Building Systems, Inc.* ......................            81,650
  8,300    Oakwood Homes Corporation ........................           118,275
  1,100    Simpson Manufacturing Company, Inc.* .............            32,037
  1,800    Southdown, Inc. ..................................            76,050
  2,900    TJ International, Inc. ...........................            60,719
  6,000    Toll Brothers, Inc.* .............................           153,375
                                                                    -----------
                                                                        854,688
                                                                    -----------
           CONSUMER DURABLES - 2.8%
  6,200    Champion Enterprises, Inc.* ......................           144,925
  2,400    Coachmen Industries, Inc. ........................            44,850
  4,300    Ethan Allen Interiors, Inc. ......................           139,750
  1,400    Harman International Industries, Inc. ............            49,088
                                                                    -----------
                                                                        378,613
                                                                    -----------
           CONTAINERS - 0.6%
  6,050    Shorewood Packaging Corporation* .................            78,650
                                                                    -----------
           DOMESTIC OIL - 0.1%
  1,000    Tersoro Petroleum Corporation* ...................            12,875
    300    Vintage Petroleum, Inc. ..........................             2,344
                                                                    -----------
                                                                         15,219
                                                                    -----------
           DRUGS & MEDICINE - 10.4%
  3,700    Arrow International ..............................           100,362
  5,500    Bindley Western Industries, Inc. .................           144,375
  1,600    Datascope Corporation* ...........................            32,600
  4,900    Health Care and Retirement Corporation* ..........           124,950
  2,800    Hologic, Inc.* ...................................            37,625
  7,000    Invacare Corporation .............................           141,750
  3,000    Jones Pharma, Inc. ...............................            62,625
  5,400    Marquette Medical Systems, Inc. ..................           128,588
  4,158    Nature's Sunshine Products, Inc. .................            58,732
  9,000    NovaCare, Inc.* ..................................            65,813
  2,500    Patterson Dental Company* ........................            74,531
  2,200    Pediatrix Medical Group, Inc.* ...................            85,662
  1,300    PSS World Medical, Inc.* .........................            19,987
  4,200    Respironics, Inc.* ...............................            48,300
  1,800    Sierra Health Services, Inc.* ....................            28,800
  7,200    Thermedics, Inc.* ................................            66,600
  5,200    Universal Health Services, Inc., Class B* ........           201,500
                                                                    -----------
                                                                      1,422,800
                                                                    -----------
           ELECTRONICS - 11.6%
  8,000    Acxiom Corporation* ..............................       $   160,500
  2,100    ADAC Laboratories, Inc.* .........................            47,119
  2,600    Anixter International, Inc.* .....................            42,250
  7,200    Aspect Telecommunications, Inc.* .................           171,450
  3,000    Belden, Inc. .....................................            44,625
  2,100    Burr-Brown Corporation* ..........................            25,200
  1,300    Cable Design Technologies* .......................            18,281
  3,500    Coherent, Inc.* ..................................            31,281
  1,100    CTS Corporation ..................................            31,212
  4,700    Dallas Semiconductor Corporation .................           127,194
  1,600    Dionex Corporation* ..............................            34,500
  4,300    Esterline Technologies Corporation ...............            68,800
  2,900    Etec Systems, Inc.* ..............................            69,962
  9,900    Gentex Corporation* ..............................           114,469
  8,500    Hollywood Entertainment Corporation* .............            87,656
  4,200    Kent Electronics Corporation* ....................            38,325
  2,550    Level One Communications, Inc.* ..................            44,466
  1,100    Littelfuse, Inc.* ................................            18,425
  2,000    Marshall Industries* .............................            47,375
  1,900    Methode Electronics, Inc., Class A ...............            22,800
  1,700    Premisys Communications, Inc.* ...................            14,450
  7,600    Scientific-Atlanta, Inc. .........................           134,425
  3,600    Sequent Computer Systems, Inc.* ..................            23,175
  5,100    Silicon Valley Group, Inc.* ......................            49,087
  1,100    Technitrol, Inc. .................................            21,175
  1,200    Unitrode Corporation* ............................            14,925
  2,500    Varian Associates, Inc. ..........................            85,156
                                                                    -----------
                                                                      1,588,283
                                                                    -----------
           ENERGY RAW MATERIALS - 0.1%
     60    Swift Energy Company* ............................               529
  2,400    Varco International, Inc.* .......................            17,100
                                                                    -----------
                                                                         17,629
                                                                    -----------
           FOOD & AGRICULTURE - 4.5%
  2,600    Delta & Pine Land Company ........................           111,638
  1,050    Lindsay Manufacturing Company ....................            21,131
  7,000    Richfood Holdings, Inc. ..........................           143,937
  4,700    Scotts Company (The) - Class A* ..................           133,950
  7,800    Smart & Final, Inc. ..............................            78,487
  7,100    Smithfield Foods, Inc. * .........................           129,575
                                                                    -----------
                                                                        618,718
                                                                    -----------
           INSURANCE - 4.9%
  1,000    Acceptance Insurance Companies, Inc.* ............            19,000
  2,600    Executive Risk, Inc. .............................            93,600
    500    Markel Corporation* ..............................            70,500
  1,800    NAC Re Corporation ...............................            84,938
  4,500    Reinsurance Group of America, Inc. ...............           225,000
  8,500    UICI* ............................................           129,094
  4,700    Vesta Insurance Group, Inc. ......................            44,356
                                                                    -----------
                                                                        666,488
                                                                    -----------
           LIQUOR - 0.1%
    500    Robert Mondavi Corporation, Class A* .............            10,438
                                                                    -----------
           MISCELLANEOUS FINANCE - 8.0%
  2,400    Aames Financial Corporation ......................            15,600
  3,200    AmeriCredit Corporation* .........................            79,800
  3,600    Bisys Group, Inc.* ...............................           133,200
  3,600    CMAC Investment Corporation ......................           138,600
  3,700    Henry (Jack) & Associates ........................           146,612
    600    Investors Financial Services Corporation .........            31,125
  2,800    ITT Educational Services, Inc.* ..................            77,000
  2,700    Jefferies Group, Inc. ............................            77,119
  4,466    Legg Mason, Inc. .................................           212,135
  5,500    Raymond James Financial, Inc. ....................            94,531
  7,100    TIG Holdings, Inc. ...............................            98,069
                                                                    -----------
                                                                      1,103,791
                                                                    -----------
           MOTOR VEHICLES - 0.6%
  3,500    Superior Industries International, Inc. ..........            72,844
  1,300    Titan International, Inc. ........................            13,812
                                                                    -----------
                                                                         86,656
                                                                    -----------
           NON-DURABLE & ENTERTAINMENT - 3.7%
  6,900    Applebee's International, Inc. ...................           127,650
  3,900    Catalina Marketing Corporation * .................           164,044
    600    Consolidated Products, Inc. ......................             9,300
  1,700    Department 56, Inc.* .............................            50,150
  1,200    IHOP Corporation* ................................            45,150
  1,300    Outback Steakhouse, Inc.* ........................            39,081
    300    Papa John's International, Inc.* .................             7,950
  2,800    Regis Corporation ................................            63,700
                                                                    -----------
                                                                        507,025
                                                                    -----------
           NON-FERROUS METALS - 1.2%
  2,200    Reliance Steel & Aluminum Co. ....................            67,100
  3,300    Wolverine Tube, Inc. .............................            96,731
                                                                    -----------
                                                                        163,831
                                                                    -----------
           OPTICAL & PHOTO - 0.1%
  1,900    BMC Industries, Inc. .............................             7,600
                                                                    -----------
           PAPER & FOREST PRODUCTS - 0.2%
  2,400    Lydall, Inc.* ....................................            33,300
                                                                    -----------
           PRODUCER GOODS - 9.9%
  6,000    Applied Power, Inc., Class A .....................           148,875
  1,400    Barnes Group, Inc. ...............................            33,512
  7,900    Blyth Industries, Inc.* ..........................           181,206
  4,800    Boise Cascade Office Products Corporation* .......            65,700
  1,300    Cognex Corporation* ..............................            18,200
  7,700    CompuCom Systems, Inc.* ..........................            32,725
  6,260    CUNO, Inc.* ......................................            94,683
    600    DT Industries, Inc. ..............................             8,831
  1,650    Graco, Inc. ......................................            41,044
  5,100    HON INDUSTRIES, Inc. .............................           109,650
    800    IDEX Corporation .................................            16,800
  7,700    JLG Industries, Inc. .............................           113,094
  1,900    Kuhlman Corporation ..............................            44,888
  2,900    Mascotech, Inc. ..................................            50,750
  3,000    Oceaneering International, Inc.* .................            27,938
  4,400    Precision Castparts Corporation ..................           165,825
    200    SPS Technologies, Inc.* ..........................             8,350
  3,050    Watsco, Inc. .....................................            44,606
  4,600    Wyman-Gordon Company* ............................            64,400
  2,900    Zebra Technologies Corporation, Class A* .........            90,081
                                                                    -----------
                                                                      1,361,158
                                                                    -----------
           RETAIL - 7.3%
  8,500    Casey's General Stores, Inc. .....................           109,969
  2,600    Central Garden & Pet Company* ....................            36,725
  9,750    Claire's Stores, Inc. ............................           146,250
  4,400    Eagle Hardware & Garden, Inc.* ...................            94,050
  6,200    Fingerhut Companies, Inc. ........................           150,350
    900    Friedman's, Inc., Class A* .......................             8,662
  6,700    Neiman Marcus Group, Inc. ........................           162,894
 15,350    Pier 1 Imports, Inc. .............................           152,541
    900    ShopKo Stores, Inc.* .............................            23,119
  6,200    Stein Mart, Inc.* ................................            55,025
    500    United Stationers, Inc.* .........................            29,625
  3,700    West Marine, Inc.* ...............................            27,287
                                                                    -----------
                                                                        996,497
                                                                    -----------
           STEEL - 0.2%
  1,200    Citation Corporation .............................            12,750
  1,800    Lone Star Technologies, Inc.* ....................            17,888
                                                                    -----------
                                                                         30,638
                                                                    -----------
           TRAVEL & RECREATION - 1.0%
  2,000    Anchor Gaming Company* ...........................            96,000
  2,300    Rio Hotel & Casino, Inc.* ........................            34,356
    100    Speedway Motorsports, Inc.* ......................             1,625
                                                                    -----------
                                                                        131,981
                                                                    -----------
           TRUCKING & FREIGHT - 3.4%
  4,700    Expeditors International of Washington, Inc. .....           130,719
  3,323    Heartland Express, Inc.* .........................            53,168
  1,900    Hunt (J.B.) Transport Services, Inc. .............            32,181
  2,200    Landstar System, Inc.* ...........................            62,975
  4,550    Swift Transportation Company, Inc.* ..............            74,506
  7,825    Werner Enterprises, Inc. .........................           115,419
                                                                    -----------
                                                                        468,968
                                                                    -----------
           TOTAL COMMON STOCKS (Cost $16,731,513) ...........        13,875,330
                                                                    -----------

TOTAL INVESTMENTS (Cost $16,731,513**) ..........      101.2%        13,875,330
OTHER ASSETS AND LIABILITIES (Net) ..............      (1.2)%          (161,588)
                                                       ------       -----------
NET ASSETS ......................................      100.0%       $13,713,742
                                                       ======       ===========

---------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $16,878,548.

                       See Notes to Financial Statements.

    WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY VALUE PORTFOLIO               AUGUST 31, 1998
    STATEMENT OF INVESTMENTS

                                                                       VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
COMMON STOCKS - 99.4%
           APPAREL - 3.2%
  5,700    Guilford Mills, Inc. .............................       $    83,719
  4,700    Kellwood Company .................................           125,431
  6,000    Phillips-Van Heusen Corporation ..................            56,625
  3,100    Pillowtex Corporation ............................            85,638
  8,000    Russell Corporation ..............................           253,000
  4,300    Springs Industries, Inc., Class A ................           142,169
  7,000    Talbots ..........................................           147,438
                                                                    -----------
                                                                        894,020
                                                                    -----------
           BANKS - 13.6%
  9,800    BanCorp South, Inc. ..............................           169,050
  6,500    Bank United Corporation, Class A .................           216,125
  7,875    CNB Bancshares, Inc. .............................           338,625
  5,900    Centura Banks, Inc. ..............................           331,875
  3,275    Chittenden Corporation ...........................            93,542
  6,200    Citizens Banking Corporation of Michigan .........           177,475
  5,043    Commerce Bancorp, Inc. ...........................           177,135
  4,602    F&M National Corporation .........................           122,528
  3,450    FNB Corporation ..................................           100,050
  4,900    First Commonwealth Financial .....................           112,700
  6,900    First Hawaiian, Inc. .............................           202,687
 13,217    Fulton Financial Corporation .....................           259,384
  6,701    HUBCO, Inc. ......................................           177,577
  5,126    Mid Am, Inc. .....................................           107,005
  7,156    One Valley Bancorp, Inc. .........................           211,102
  5,226    Provident Bankshares .............................           117,585
  3,100    S&T Bancorp, Inc. ................................           155,194
  7,450    Susquehanna Bancshares, Inc. .....................           146,206
  3,900    TR Financial Corporation .........................            80,681
  5,166    Trustco Bank Corporation .........................           137,222
  8,800    United Bankshares, Inc. ..........................           218,900
  4,700    Whitney Holding Corporation ......................           172,138
                                                                    -----------
                                                                      3,824,786
                                                                    -----------
           BUSINESS SERVICES - 4.0%
  4,600    ABM Industries, Inc. .............................           117,300
  3,650    American Business Products .......................            63,875
  8,200    Bowne & Company, Inc. ............................           129,150
  2,200    Chemed Corporation ...............................            64,763
  9,900    Integrated Health Services, Inc. .................           191,812
 11,100    Ogden Corporation ................................           255,994
 18,000    Olsten Corporation ...............................           105,750
  6,200    Standard Register Company ........................           194,525
                                                                    -----------
                                                                      1,123,169
                                                                    -----------
           CHEMICALS - 2.9%
  4,900    Brady (W. H.) Company ............................            82,075
  8,800    Calgon Carbon Corporation ........................            54,450
  5,100    Dexter Corporation ...............................           126,225
  3,200    Fuller (H. B.) Company ...........................           152,000
  5,100    Geon Company .....................................            98,813
  1,600    NCH Corporation ..................................            91,000
  7,900    Schulman (A.), Inc. ..............................           125,412
  6,900    Wellman, Inc. ....................................            78,919
                                                                    -----------
                                                                        808,894
                                                                    -----------
           CONSTRUCTION - 6.2%
  4,800    Centex Construction Products, Inc. ...............           185,400
  6,050    Granite Construction, Inc. .......................           143,687
 11,500    Interface, Inc. ..................................           140,875
  8,600    Kaufman and Broad Home Corporation ...............           183,825
  2,400    Lawson Products, Inc. ............................            52,050
  9,400    Pulte Corporation ................................           271,425
  2,500    Republic Group, Inc. .............................            36,406
  6,500    Standard Pacific Corporation .....................            76,781
  2,900    Stone & Webster, Inc. ............................            98,781
  3,700    TJ International, Inc. ...........................            77,469
  4,600    Texas Industries, Inc. ...........................           166,462
  8,900    United Dominion Industries, Ltd. .................           216,381
  2,700    U.S. Home Corporation* ...........................            76,444
                                                                    -----------
                                                                      1,725,986
                                                                    -----------
           CONSUMER DURABLES - 2.4%
  2,600    Haverty Furniture Companies, Inc. ................            50,700
  9,300    Kimball International, Inc., Class B .............           159,263
  4,000    La-Z-Boy, Inc. ...................................           210,750
  1,700    National Presto Industries .......................            62,369
  2,000    Skyline Corporation ..............................            56,500
  5,900    Sturm Ruger & Company, Inc. ......................            82,600
  2,800    Toro Company .....................................            61,600
                                                                    -----------
                                                                        683,782
                                                                    -----------
           CONTAINERS - 0.9%
  6,800    Ball Corporation .................................           254,150
                                                                    -----------
           COSMETICS - 0.4%
  4,200    Church & Dwight Co., Inc. ........................           113,662
                                                                    -----------
           DOMESTIC OIL - 0.7%
  7,400    Snyder Oil Corporation ...........................           110,075
  5,900    Tersoro Petroleum Corporation* ...................            75,963
                                                                    -----------
                                                                        186,038
                                                                    -----------
           DRUGS & MEDICINE - 1.4%
  4,700    Bindley Western Industries, Inc. .................           123,375
  3,000    Diagnostic Products Corporation ..................            77,813
  7,200    Owens & Minor, Inc. ..............................            85,050
  3,600    West Company, Inc. ...............................            94,275
                                                                    -----------
                                                                        380,513
                                                                    -----------
           ELECTRONICS - 1.9%
 10,000    EG&G, Inc. .......................................           234,375
  5,000    Gerber Scientific, Inc. ..........................           118,437
  4,000    MTS Systems Corporation ..........................            50,000
  7,800    Methode Electronics, Inc., Class A ...............            93,600
  2,500    Park Electrochemical Corporation .................            33,437
                                                                    -----------
                                                                        529,849
                                                                    -----------
           ENERGY & UTILITIES - 14.3%
  3,000    Bay State Gas Company ............................           115,500
  2,800    California Water Services Company ................            61,250
  4,500    Eastern Utilities Association ....................           111,656
  3,700    Empire District Electric Company .................            77,469
  6,400    Energen Corporation ..............................           100,000
  8,200    Equitable Resources, Inc. ........................           179,375
  8,300    Idaho Power Company ..............................           252,631
  5,000    Indiana Energy, Inc. .............................           143,438
  3,900    Laclede Gas Company ..............................            88,237
 11,325    MDU Resources Group ..............................           289,495
  3,500    Madison Gas & Electric Company ...................            80,500
  7,500    Minnesota Power & Light Company ..................           319,219
 11,200    Nevada Power Company .............................           277,900
  3,900    New Jersey Resources .............................           131,381
  5,400    Northwest Natural Gas Company ....................           131,625
  3,900    Northwestern Corporation .........................            98,231
  6,900    ONEOK, Inc. ......................................           207,431
  6,700    Piedmont Natural Gas, Inc. .......................           188,856
  4,400    Public Service Company of North Carolina, Inc. ...            85,800
  8,600    Rochester Gas & Electric Company .................           251,013
  5,200    SIGCORP, Inc. ....................................           167,050
  6,100    Southwest Gas Corporation ........................           110,944
  3,200    United Illuminating Company ......................           160,200
  5,200    WPS Resources Corporation ........................           175,175
 12,400    Washington Water Power ...........................           210,025
                                                                    -----------
                                                                      4,014,401
                                                                    -----------
           ENERGY - RAW MATERIALS - 2.2%
  6,200    AMCOL International Corporation ..................            72,850
  8,700    Arch Coal Corporation ............................           162,038
  4,700    Berry Petroleum, Class A .........................            57,575
  4,900    Cleco Corporation ................................           152,206
  4,600    Eastern Enterprises ..............................           181,988
                                                                    -----------
                                                                        626,657
                                                                    -----------
           FINANCE - 1.2%
  4,400    Bay View Capital Corporation .....................            74,800
  2,800    Dain Rauscher Corporation ........................           104,125
  2,200    JSB Financial, Inc. ..............................            99,550
  9,700    Phoenix Investment Partners, Ltd. ................            64,263
                                                                    -----------
                                                                        342,738
                                                                    -----------
           FOOD & AGRICULTURE - 2.1%
  9,200    Bob Evans Farms, Inc. ............................           169,625
  9,800    DIMON, Inc. ......................................            90,037
  6,600    Lance, Inc. ......................................           122,100
  6,000    Mississippi Chemical Corporation .................            75,375
  6,400    Smucker (J.M.) Company, Class A ..................           138,800
                                                                    -----------
                                                                        595,937
                                                                    -----------
           INSURANCE - 9.3%
  9,100    Alfa Corporation .................................           170,625
  8,625    ALLIED Group, Inc. ...............................           404,836
  6,300    Berkley (W.R.) Corporation .......................           199,238
 11,900    First American Financial Corporation .............           306,425
  6,000    Foremost Corporation of America ..................           108,375
  3,800    Gallagher (Arthur J.) & Company ..................           140,600
  6,500    HSB Group, Inc. ..................................           281,937
  6,400    Harleysville Group, Inc. .........................           124,800
  4,100    MMI Companies ....................................            66,112
  7,500    Ohio Casualty Company ............................           281,250
  6,200    Orion Capital Corporation ........................           230,950
  6,500    Selective Insurance Group ........................           115,578
  2,600    Trenwick Group, Inc. .............................            89,700
  3,700    Zenith National Insurance Corporation ............            87,412
                                                                    -----------
                                                                      2,607,838
                                                                    -----------
           LIQUOR - 1.2%
  8,100    Coors, Adolph Company, Class B ...................           334,125
                                                                    -----------
           MEDIA - 2.5%
  6,500    Banta Corporation ................................           182,000
 19,100    Hollingher International, Inc. ...................           267,400
  6,000    Media General, Inc., Class A .....................           255,000
                                                                    -----------
                                                                        704,400
                                                                    -----------
           MOTOR VEHICLES - 6.5%
  6,300    Arctic Cat, Inc. .................................            54,338
  5,500    Arvin Industries, Inc. ...........................           207,625
  5,300    Borg-Warner Automotive, Inc. .....................           214,650
 10,900    Donaldson Company, Inc. ..........................           193,475
  8,000    Fleetwood Enterprises, Inc. ......................           267,500
  6,566    Modine Manufacturing Company .....................           182,617
  3,970    Myers Industries, Inc. ...........................            81,881
  5,800    Polaris Industries, Inc. .........................           175,812
  4,000    Simpson Industries, Inc. .........................            42,000
  5,200    Smith (A.O.) Corporation .........................            98,150
  6,100    Superior Industries International, Inc. ..........           126,956
  4,800    Titan International, Inc. ........................            51,000
  5,200    Winnebago Industries, Inc. .......................            54,600
  4,200    Wynns International, Inc. ........................            71,137
                                                                    -----------
                                                                      1,821,741
                                                                    -----------
           NON-DURABLES & ENTERTAINMENT - 1.2%
  8,700    First Brands Corporation .........................           173,456
  5,100    Luby's Cafeterias, Inc. ..........................            77,775
  4,900    Russ Berrie and Company, Inc. ....................            94,019
                                                                    -----------
                                                                        345,250
                                                                    -----------
           NON-FERROUS METALS - 1.2%
  8,700    ASARCO, Inc. .....................................           138,656
  3,600    Brush Wellman, Inc. ..............................            52,650
  3,100    Castle (A.M.) & Company ..........................            56,187
  3,300    Commercial Metals Company ........................            80,437
                                                                    -----------
                                                                        327,930
                                                                    -----------
           PAPER & FOREST PRODUCTS - 1.8%
  4,800    Chesapeake Corporation ...........................           157,200
  9,200    Glatefelter (P.H.) Company .......................           106,950
  8,600    Pentair, Inc. ....................................           239,725
                                                                    -----------
                                                                        503,875
                                                                    -----------
           PRODUCER GOODS - 7.2%
  6,300    Aeroquip-Vickers, Inc. ...........................           253,969
  6,654    Albany International Corporation, Class A ........           127,674
  4,850    Applied Industrial Technologies, Inc. ............            84,572
  4,600    Barnes Group, Inc. ...............................           110,113
  1,600    Butler Manufacturing Company .....................            38,900
  8,700    Cincinnati Milacron, Inc. ........................           168,563
  5,350    CLARCOR, Inc. ....................................            84,931
  2,300    Curtiss-Wright Corporation .......................           101,344
  5,700    Graco, Inc. ......................................           141,788
  5,050    Hughes Supply, Inc. ..............................           137,613
  4,100    Juno Lighting, Inc. ..............................            78,925
  1,900    NACCO Industries, Inc. ...........................           180,975
 11,600    ROHN Industries, Inc. ............................            33,350
  3,700    Standard Products Company ........................            94,350
  2,900    Standex International Corporation ................            64,525
  4,800    Tecumseh Products Company, Class A ...............           228,300
  5,900    Watts Industries, Inc., Class A ..................            98,456
                                                                    -----------
                                                                      2,028,348
                                                                    -----------
           RAILROAD & SHIPPING - 0.8%
  9,900    Alexander & Baldwin, Inc. ........................           232,650
                                                                    -----------
           RETAIL - 2.7%
  3,600    Enesco Group, Inc. ...............................            86,850
  8,400    Great Atlantic & Pacific Tea Company, Inc. .......           200,025
  4,600    Hancock Fabrics, Inc. ............................            43,700
  8,500    Longs Drug Stores, Inc. ..........................           290,063
  5,700    ShopKo Stores, Inc.* .............................           146,419
                                                                    -----------
                                                                        767,057
                                                                    -----------
           STEEL - 2.4%
  6,500    Birmingham Steel Corporation .....................            44,687
  5,100    Carpenter Technology Corporation .................           184,556
  2,600    Cleveland-Cliffs, Inc. ...........................            94,900
 10,800    Inland Steel Industries, Inc. ....................           204,525
  5,600    Intermet Corporation .............................            84,000
  3,100    Quanex Corporation ...............................            67,425
                                                                    -----------
                                                                        680,093
                                                                    -----------
           TELEPHONE - 0.7%
  8,000    Aliant Communications, Inc. ......................           198,000
                                                                    -----------
           TOBACCO - 1.2%
  3,500    Schweitzer-Maudit International, Inc. ............            86,844
  7,900    Universal Corporation ............................           248,850
                                                                    -----------
                                                                        335,694
                                                                    -----------
           TRANSPORTATION - AIR - 2.1%
  6,200    AAR Corporation ..................................           137,175
 11,100    Airborne Freight Corporation .....................           216,450
  6,700    ASA Holdings, Inc. ...............................           229,475
                                                                    -----------
                                                                        583,100
                                                                    -----------
           TRUCKING & FREIGHT - 1.2%
  4,600    Roadway Express, Inc. ............................            69,575
 13,350    Rollins Truck Leasing Corporation ................           126,825
  5,700    USFreightways Corporation ........................           127,894
                                                                    -----------
                                                                        324,294
                                                                    -----------
           TOTAL COMMON STOCKS (Cost $27,894,450) ...........        27,898,977
                                                                    -----------
TOTAL INVESTMENTS (Cost $27,894,450**) ............     99.4%        27,898,977
OTHER ASSETS AND LIABILITIES (Net) ................      0.6%           156,179
                                                       ------       -----------
NET ASSETS ........................................    100.0%       $28,055,156
                                                       ======       ===========

---------
*       Non-income producing security.
**      Aggregate cost for Federal tax purposes is $28,148,507.

                       See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
                                   AUGUST 31, 1998

                                                  LARGE          LARGE         SMALL          SMALL
                                                 COMPANY        COMPANY       COMPANY        COMPANY
                                                 GROWTH          VALUE         GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                ---------      ---------      ---------      ---------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules ...........     $116,864,837     $58,542,287     $13,875,330    $27,898,977
Cash ...................................          701,097         336,164          22,634        208,434
Dividends receivable ...................           90,695         213,648           2,469         73,327
Receivable for Portfolio shares sold ...          274,252         173,080           2,200          2,500
Prepaid expenses and other assets ......           14,569           6,216           1,874          4,955
                                             ------------     -----------     -----------    -----------
  Total Assets .........................      117,945,450      59,271,395      13,904,507     28,188,193
                                             ------------     -----------     -----------    -----------
LIABILITIES:
Payable for investment securities purchased       839,540           --              --             --
Payable for Portfolio shares redeemed ..          401,108         119,650         140,129         57,952
Investment advisory fee payable (Note 2)           28,110          13,841           1,438          2,715
Administration fee payable (Note 2) ....           19,116          10,555           4,407          6,321
Distribution and service fees payable (Note 3)        990           4,091           7,468          8,643
Directors' fees payable (Note 2) .......            8,042           4,554           1,183          2,231
Transfer agent fees payable ............           10,544           7,336           4,048          4,833
Custodian fees payable (Note 2) ........           45,776           2,143           7,134         28,742
Accrued legal and audit fees ...........           14,552          19,473           8,619         12,506
Accrued expenses and other payables ....           15,079          17,251          16,339          9,094
                                             ------------     -----------     -----------    -----------
  Total Liabilities ....................        1,382,857         198,894         190,765        133,037
                                             ------------     -----------     -----------    -----------
NET ASSETS .............................     $116,562,593     $59,072,501     $13,713,742    $28,055,156
                                             ============     ===========     ===========    ===========
Investments, at cost (Note 1)                $ 87,449,199     $53,820,215     $16,731,513    $27,894,450
                                             ============     ===========     ===========    ===========

                                    See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                   AUGUST 31, 1998

                                                  LARGE          LARGE         SMALL          SMALL
                                                 COMPANY        COMPANY       COMPANY        COMPANY
                                                 GROWTH          VALUE         GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                ---------      ---------      ---------      ---------
NET ASSETS CONSIST OF:
Undistributed net investment income ....     $    109,340     $   814,585     $         0    $   520,829
Accumulated net realized gain on
  investments sold ......................       9,535,733       3,330,087       1,140,177      2,829,641
Net unrealized appreciation/(depreciation)
  of investments ........................      29,415,638       4,722,072      (2,856,183)         4,527
Par value ...............................           4,467           3,062           1,163          2,038
Paid-in capital .........................      77,497,415      50,202,695      15,428,585     24,698,121
                                             ------------     -----------     -----------    -----------
                                             $116,562,593     $59,072,501     $13,713,742    $28,055,156
                                             ============     ===========     ===========    ===========
NET ASSETS:
Investment Class shares .................    $ 81,569,436     $13,055,122     $ 9,659,592    $17,601,568
                                             ============     ===========     ===========    ===========
Institutional Class shares ..............    $ 34,993,157     $46,017,379     $ 4,054,150    $10,453,588
                                             ============     ===========     ===========    ===========
SHARES OUTSTANDING:
Investment Class shares .................       3,127,055         676,717         819,714      1,278,055
                                             ============     ===========     ===========    ===========
Institutional Class shares ..............       1,339,963       2,385,240         343,736        759,545
                                             ============     ===========     ===========    ===========
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
  price per share .......................    $      26.09     $     19.29     $     11.78    $     13.77
                                             ============     ===========     ===========    ===========
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
  price per share .......................    $      26.12     $     19.29     $     11.79    $     13.76
                                             ============     ===========     ===========    ===========

                                    See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1998

                                                 LARGE           LARGE          SMALL          SMALL
                                                COMPANY         COMPANY        COMPANY        COMPANY
                                                GROWTH           VALUE          GROWTH         VALUE
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               ---------       ---------       ---------      ---------
INVESTMENT INCOME:
Dividends ...............................    $  1,178,522     $ 1,800,545     $    41,415    $ 1,198,275
                                             ------------     -----------     -----------    -----------
EXPENSES:
Investment advisory fee (Note 2) ........         340,667         165,814          50,422        122,710
Administration fee (Note 2) .............         231,401         126,488          57,253        100,626
Transfer agent fees .....................          98,154          83,927          52,674         60,851
Custodian fees (Note 2) .................          80,383          34,551          38,795         71,839
Registration and filing fees ............          32,620          27,539          28,734         21,766
Legal and audit fees ....................          57,467          42,221          16,329         29,761
Amortization of organization costs ......             288             300             279            207
Directors' fees and expenses (Note 2) ...          26,381          14,018           4,110          9,663
Distribution and service fees (Note 3) ..          89,828          15,374          13,866         20,179
Other ...................................          32,883          40,389          22,253         30,466
                                             ------------     -----------     -----------    -----------
  Subtotal ..............................         990,072         550,621         284,715        468,068
Fees waived by investment adviser (Note 2)        (59,495)        (34,117)        (30,253)       (73,626)
Custody earnings credit (Note 2) ........         (29,232)        (16,204)         (5,442)        (9,731)
                                             ------------     -----------     -----------    -----------
  Total net expenses ....................         901,345         500,300         249,020        384,711
                                             ------------     -----------     -----------    -----------
NET INVESTMENT INCOME/(LOSS) ............         277,177       1,300,245        (207,605)       813,564
                                             ------------     -----------     -----------    -----------
NET REALIZED AND
  UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (Notes 1 and 4):
Net realized gain on investments
  during the year .......................      10,383,182       4,945,729       2,011,078      5,339,727
Net change in unrealized
  appreciation/(depreciation) of
  investments during the year ...........       6,306,998      (5,647,482)     (6,409,125)    (7,862,127)
                                             ------------     -----------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ........................      16,690,180        (701,753)     (4,398,047)    (2,522,400)
                                             ------------     -----------     -----------    -----------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .............    $ 16,967,357     $   598,492     $(4,605,652)   $(1,708,836)
                                             ============     ===========     ===========    ===========

                                    See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                               YEAR ENDED AUGUST 31, 1998

                                                 LARGE           LARGE          SMALL          SMALL
                                                COMPANY         COMPANY        COMPANY        COMPANY
                                                GROWTH           VALUE          GROWTH         VALUE
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               ---------       ---------       ---------      ---------

OPERATIONS:
Net investment income/(loss) ............    $    277,177     $ 1,300,245     $  (207,605)   $   813,564
Net realized gain on investments sold
  during the year .......................      10,383,182       4,945,729       2,011,078      5,339,727
Net change in unrealized
  appreciation/(depreciation) of
  investments during the year ...........       6,306,998      (5,647,482)     (6,409,125)    (7,862,127)
                                             ------------     -----------     -----------    -----------
Net increase/(decrease) in net assets
  resulting fromoperations ..............      16,967,357         598,492      (4,605,652)    (1,708,836)
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income:
  Investment Class shares ...............        (163,981)       (244,804)           --         (419,255)
  Institutional Class shares ............        (120,133)     (1,003,982)           --         (579,686)
Net realized gain on investments:
  Investment Class shares ...............      (1,534,396)       (771,044)       (587,865)    (2,215,054)
  Institutional Class shares ............        (966,968)     (3,115,078)       (185,135)    (3,027,827)
                                             ------------     -----------     -----------    -----------
Total distributions to shareholders .....      (2,785,478)     (5,134,908)       (773,000)    (6,241,822)
CAPITAL STOCK TRANSACTIONS:
  Investment Class shares:
    Shares sold .........................      44,046,821       1,688,056       6,148,503     12,116,142
    Shares issued as reinvestment
      of dividends ......................       1,615,105         959,302         560,583      2,577,679
    Shares redeemed .....................     (44,780,789)     (2,823,410)     (7,711,871)   (13,000,213)
                                             ------------     -----------     -----------    -----------
Total Investment Class shares ...........         881,137        (176,052)     (1,002,785)     1,693,608
                                             ------------     -----------     -----------    -----------
  Institutional Class shares:
    Shares sold .........................      18,495,880      15,553,067         845,000           --
    Shares issued as reinvestment
      of dividends ......................       1,059,360       3,921,647         185,135      3,607,512
    Shares redeemed .....................     (33,416,882)    (19,012,941)         (4,836)   (16,005,782)
                                             ------------     -----------     -----------    -----------
Total Institutional Class shares ........     (13,861,642)        461,773       1,025,299    (12,398,270)
                                             ------------     -----------     -----------    -----------
Net increase/(decrease) in net assets
  from Capital Stock transactions .......     (12,980,505)        285,721          22,514    (10,704,662)
                                             ------------     -----------     -----------    -----------
Net increase/(decrease) in net assets ...       1,201,374      (4,250,695)     (5,356,138)   (18,655,320)
                                             ------------     -----------     -----------    -----------
NET ASSETS:
Beginning of year .......................     115,361,219      63,323,196      19,069,880     46,710,476
                                             ------------     -----------     -----------    -----------
End of year .............................    $116,562,593     $59,072,501     $13,713,742    $28,055,156
                                             ============     ===========     ===========    ===========
Undistributed net investment income/(loss)   $    109,340     $   814,585     $      --      $   520,829
                                             ============     ===========     ===========    ===========

                                    See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                               YEAR ENDED AUGUST 31, 1998

                                                 LARGE           LARGE          SMALL          SMALL
                                                COMPANY         COMPANY        COMPANY        COMPANY
                                                GROWTH           VALUE          GROWTH         VALUE
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               ---------       ---------       ---------      ---------
CAPITAL SHARE TRANSACTIONS:
  Investment Class Shares:
    Shares sold .........................       1,552,347          73,722         379,304        712,914
    Shares issued as reinvestment
      of dividends ......................          64,812          46,098          36,213        156,508
    Shares redeemed .....................      (1,562,097)       (125,810)       (467,078)      (768,208)
                                             ------------     -----------     -----------    -----------
Net increase/(decrease) in Investment
  Class shares outstanding ..............          55,062          (5,990)        (51,561)       101,214
                                             ============     ===========     ===========    ===========
  Institutional Class shares:
    Shares sold .........................         647,522         696,218          55,136           --
    Shares issued as reinvestment
      of dividends ......................          42,477         188,541          11,960        219,301
    Shares redeemed .....................      (1,101,326)       (909,636)           (342)      (992,911)
                                             ------------     -----------     -----------    -----------
Net increase/(decrease) in Institutional
  Class shares outstanding ..............        (411,327)        (24,877)         66,754       (773,610)
                                             ============     ===========     ===========    ===========

                                    See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                                    YEAR ENDED AUGUST 31, 1997

                                                 LARGE           LARGE          SMALL          SMALL
                                                COMPANY         COMPANY        COMPANY        COMPANY
                                                GROWTH           VALUE          GROWTH         VALUE
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               ---------       ---------       ---------      ---------
OPERATIONS:
Net investment income/(loss) ............    $    132,941     $ 1,034,269     $  (197,313)   $   969,901
Net realized gain on investments sold
  during the year .......................       2,999,006       3,378,742         933,077      4,279,058
Net change in unrealized appreciation
  of investments during the year ........      17,528,339       7,579,626       1,789,172      6,540,323
                                             ------------     -----------     -----------    -----------
Net increase in net assets resulting from
  operations ............................      20,660,286      11,992,637       2,524,936     11,789,282
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Investment Class shares ...............         (22,088)       (450,971)           --         (662,863)
  Institutional Class shares ............         (29,526)       (603,729)           --         (355,380)
Net realized gain on investments:
  Investment Class shares ...............      (2,335,170)     (1,745,588)     (3,506,355)    (2,277,643)
  Institutional Class shares ............      (1,724,527)     (2,263,715)       (802,363)    (1,191,034)
                                             ------------     -----------     -----------    -----------
Total distributions to shareholders .....      (4,111,311)     (5,064,003)     (4,308,718)    (4,486,920)
CAPITAL STOCK TRANSACTIONS:
Investment Class Shares:
  Shares sold ...........................      56,172,170       6,591,762       3,370,546      8,355,863
  Shares issued as reinvestment
    of dividends ........................       2,087,327       2,047,357       3,289,679      2,785,299
  Shares redeemed .......................     (15,134,615)    (15,615,868)     (8,655,680)   (20,524,026)
                                             ------------     -----------     -----------    -----------
Total Investment Class shares ...........      43,124,882      (6,976,749)     (1,995,455)    (9,382,864)
                                             ------------     -----------     -----------    -----------
Institutional Class shares:
  Shares sold ...........................      27,361,859      25,463,128         421,000     20,495,849
  Shares issued as reinvestment
    of dividends ........................       1,754,053       2,867,445         802,362      1,546,414
  Shares redeemed .......................        (225,881)       (343,952)           (964)    (7,914,939)
                                             ------------     -----------     -----------    -----------
Total Institutional Class shares ........      28,890,031      27,986,621       1,222,398     14,127,324
                                             ------------     -----------     -----------    -----------
Net increase/(decrease) in net assets
  from Capital Stock transactions .......      72,014,913      21,009,872        (773,057)     4,744,460
                                             ------------     -----------     -----------    -----------
Net increase/(decrease) in net assets ...      88,563,888      27,938,506      (2,556,839)    12,046,822
                                             ------------     -----------     -----------    -----------
NET ASSETS:
Beginning of year .......................      26,797,331      35,384,690      21,626,719     34,663,654
                                             ------------     -----------     -----------    -----------
End of year .............................    $115,361,219     $63,323,196     $19,069,880    $46,710,476
                                             ============     ===========     ===========    ===========
Undistributed net investment income .....    $    115,989     $   762,826     $      --      $   705,999
                                             ============     ===========     ===========    ===========

                                    See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                                    Year Ended August 31, 1997

                                                 LARGE           LARGE          SMALL          SMALL
                                                COMPANY         COMPANY        COMPANY        COMPANY
                                                GROWTH           VALUE          GROWTH         VALUE
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                               ---------       ---------       ---------      ---------
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
  Shares sold ...........................       2,654,409         369,344         207,868        534,802
  Shares issued as reinvestment
  of dividends ..........................         106,063         117,125         226,561        195,461
  Shares redeemed .......................        (672,257)       (812,923)       (535,487)    (1,270,157)
                                             ------------     -----------     -----------    -----------
Net increase/(decrease) in Investment
  Class shares outstanding ..............       2,088,215        (326,454)       (101,058)      (539,894)
                                             ============     ===========     ===========    ===========
Institutional Class shares:
  Shares sold ...........................       1,270,150       1,283,987          29,135      1,427,581
  Shares issued as reinvestment
  of dividends ..........................          89,174         164,042          55,221        108,597
  Shares redeemed .......................          (9,124)        (17,018)            (69)      (463,718)
                                             ------------     -----------     -----------    -----------
Net increase in Institutional Class
  shares outstanding ....................       1,350,200       1,431,011          84,287      1,072,460
                                             ============     ===========     ===========    ===========

                                    See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                   INVESTMENT CLASS SHARES
                                                 -----------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                                 -----------------------------------------------------------
                                                   1998         1997         1996        1995         1994
                                                 --------     --------     --------     --------     --------
Net asset value, beginning of year ........      $  23.92     $  19.35     $  16.34     $  13.31     $  12.74
                                                 --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................          0.04         0.04***      0.07         0.10         0.15
Net realized and unrealized gain on
     investments ..........................          2.71         7.29         3.45         3.03         0.65
                                                 --------     --------     --------     --------     --------
Total from investment operations ..........          2.75         7.33         3.52         3.13         0.80
                                                 --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income ......         (0.06)       (0.03)       (0.12)       (0.10)
                                                                                                        (0.23)
Distributions from capital gains ..........         (0.52)       (2.73)       (0.39)         --           --
                                                 --------     --------     --------     --------     --------
Total distributions .......................         (0.58)       (2.76)       (0.51)       (0.10)       (0.23)
                                                 --------     --------     --------     --------     --------
Net asset value, end of year ..............      $  26.09     $  23.92     $  19.35     $  16.34     $  13.31
                                                 ========     ========     ========     ========     ========
Total return (a) ..........................         11.61%       40.91%       21.90%       23.67%        6.34%
                                                 ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ........      $ 81,569     $ 73,480     $ 19,035     $ 21,348     $  8,424
Operating expenses including
     reimbursement/waiver/custody
     earnings credit ......................          0.71%        0.81%        0.93%        0.84%        0.68%
Operating expenses excluding custody
     earnings credit ......................          0.73%        0.91%         --           --           --
Operating expenses excluding
     reimbursement/waiver/custody
     earnings credit ......................          0.77%        1.09%        0.96%        1.05%        1.39%
Net investment income including
     reimbursement/waiver/custody
     earnings credit ......................          0.16%        0.20%        0.39%        0.94%        1.18%
Portfolio turnover rate ...................            57%          43%          44%          30%          22%

--------------
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                                      See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO - (CONTINUED)
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              INSTITUTIONAL CLASS SHARES
                                                                          ---------------------------------
                                                                          YEAR ENDED AUGUST 31,      PERIOD
                                                                          ---------------------       ENDED
                                                                             1998         1997       8/31/96(1)
                                                                           --------     --------     --------
Net asset value, beginning of period ............................          $  23.91     $  19.35     $  18.27
                                                                           --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................................              0.08         0.05***      0.01
Net realized and unrealized gain on investments .................              2.72         7.29         1.07
                                                                           --------     --------     --------
Total from investment operations ................................              2.80         7.34         1.08
                                                                           --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income ............................             (0.07)       (0.05)        --
Distributions from capital gains ................................             (0.52)       (2.73)        --
                                                                           --------     --------     --------
Total distributions .............................................             (0.59)       (2.78)        --
                                                                           --------     --------     --------
Net asset value, end of period ..................................          $  26.12     $  23.91     $  19.35
                                                                           ========     ========     ========
Total return (a) ................................................             11.78%       40.99%        5.91%**
                                                                           ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............................          $ 34,993     $ 41,881     $  7,763
Operating expenses including reimbursement/waiver/custody
  earnings credit ...............................................              0.60%        0.78%        0.91%*
Operating expenses excluding custody earnings credit ............              0.62%        0.87%        --
Operating expenses excluding reimbursement/waiver/custody
  earnings credit ...............................................              0.66%        1.06%        0.94%*
Net investment income including
  reimbursement/waiver/custody earnings credit ..................              0.27%        0.23%        0.41%*
Portfolio turnover rate .........................................                57%          43%          44%**

----------------
  * Annualized.
 ** Non-annualized.

*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Large Company Growth Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.

                                      See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                   INVESTMENT CLASS SHARES
                                                 -----------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                                 -----------------------------------------------------------
                                                   1998         1997         1996        1995         1994
                                                 --------     --------     --------     --------     --------
Net asset value, beginning of year ........      $  20.49     $  17.80     $  16.02     $  13.99     $  15.18
                                                 --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................          0.38         0.47***      0.85         0.34         0.36
Net realized and unrealized gain/(loss)
     on investments .......................          0.01         5.13         1.91         2.19        (0.90)
                                                 --------     --------     --------     --------     --------
Total from investment operations ..........          0.39         5.60         2.76         2.53        (0.54)
                                                 --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income ......         (0.38)       (0.60)       (0.47)       (0.40)       (0.36)
Distributions from capital gains ..........         (1.21)       (2.31)       (0.51)       (0.10)       (0.29)
                                                 --------     --------     --------     --------     --------
Total distributions .......................         (1.59)       (2.91)       (0.98)       (0.50)       (0.65)
                                                 --------     --------     --------     --------     --------
Net asset value, end of year ..............      $  19.29     $  20.49     $  17.80     $  16.02     $  13.99
                                                 ========     ========     ========     ========     ========
Total return (a) ..........................          1.34%       34.27%       17.52%       18.97%       (3.61)%
                                                 ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ........      $ 13,055     $ 13,989     $ 17,960     $ 22,926     $ 12,158
Operating expenses including
     reimbursement/waiver/custody
     earnings credit ......................          0.83%        0.91%        0.89%        0.81%        0.58%
Operating expenses excluding custody
     earnings credit ......................          0.86%        0.96%        --           --           --
Operating expenses excluding
     reimbursement/waiver/custody
     earnings credit ......................          0.91%        1.18%        0.92%        1.02%        1.18%
Net investment income including
     reimbursement/waiver/custody
     earnings credit ......................          1.88%        2.51%        3.12%        3.77%        4.02%
Portfolio turnover rate ...................            56%          65%          56%          58%          47%

----------
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the year indicated.

                                      See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO - (CONTINUED)
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              INSTITUTIONAL CLASS SHARES
                                                                          ---------------------------------
                                                                          YEAR ENDED AUGUST 31,      PERIOD
                                                                          ---------------------       ENDED
                                                                             1998         1997       8/31/96(1)
                                                                           --------     --------     --------

Net asset value, beginning of period ............................          $  20.47     $  17.80     $  17.19
                                                                           --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................................              0.41         0.47***      0.07
Net realized and unrealized gain on investments .................              0.01         5.13         0.54
                                                                           --------     --------     --------
Total from investment operations ................................              0.42         5.60         0.61
                                                                           --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income ............................             (0.39)       (0.62)        --
Distributions from capital gains ................................             (1.21)       (2.31)        --
                                                                           --------     --------     --------
Total distributions .............................................             (1.60)       (2.93)        --
                                                                           --------     --------     --------
Net asset value, end of period ..................................          $  19.29     $  20.47     $  17.80
                                                                           ========     ========     ========
Total return (a) ................................................              1.47%       34.26%        3.55%**
                                                                           ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............................          $ 46,017     $ 49,334     $ 17,425
Operating expenses including
  reimbursement/waiver/custody earnings credit ..................              0.73%        0.91%        0.87%*
Operating expenses excluding custody earnings credit ............              0.76%        0.96%        --
Operating expenses excluding reimbursement/waiver/custody
  earnings credit ...............................................              0.81%        1.18%        0.90%*
Net investment income including
  reimbursement/waiver/custody earnings credit ..................              1.98%        2.51%        3.14%*
Portfolio turnover rate .........................................                56%          65%          56%**

----------------
  * Annualized.
 ** Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Large Company Value Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.

                                      See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                   INVESTMENT CLASS SHARES
                                                 -----------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                                 -----------------------------------------------------------
                                                   1998         1997         1996        1995         1994
                                                 --------     --------     --------     --------     --------
Net asset value, beginning of year ........      $  16.61     $  18.56     $  18.55     $  15.39     $  16.03
                                                 --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..............         (0.18)       (0.17)***    (0.19)       (0.07)       (0.04)
Net realized and unrealized gain/(loss)
     on investments .......................         (3.98)        2.38         3.06         3.54         0.90
                                                 --------     --------     --------     --------     --------
Total from investment operations ..........         (4.16)        2.21         2.87         3.47         0.86
                                                 --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Distributions in excess of net investment
     income ...............................          --           --           --           --          (0.07)
Distributions from capital gains ..........         (0.67)       (4.16)       (2.86)       (0.31)       (1.43)
                                                 --------     --------     --------     --------     --------
Total distributions .......................         (0.67)       (4.16)       (2.86)       (0.31)       (1.50)
                                                 --------     --------     --------     --------     --------
Net asset value, end of year ..............      $  11.78     $  16.61     $  18.56     $  18.55     $  15.39
                                                 ========     ========     ========     ========     ========
Total return (a) ..........................        (26.02)%      15.16%       17.50%       23.04%        5.20%
                                                 ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ........      $  9,659     $ 14,471     $ 18,049     $ 21,882     $ 11,188
Operating expenses including
     reimbursement/waiver/custody
     earnings credit ......................          1.26%        1.22%        1.01%        0.95%        0.74%
Operating expenses excluding custody
     earnings credit ......................          1.28%        1.24%        --           --           --
Operating expenses excluding
     reimbursement/waiver/custody
     earnings credit ......................          1.43%        1.45%        1.05%        1.16%        1.47%
Net investment income/(loss) including
     reimbursement/waiver/custody
     earnings credit ......................         (1.05)%      (1.05)%      (0.78)%      (0.54)%      (0.40)%
Portfolio turnover rate ...................            74%         105%          87%         111%          46%

--------------
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                                      See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO - (CONTINUED)
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              INSTITUTIONAL CLASS SHARES
                                                                          ---------------------------------
                                                                          YEAR ENDED AUGUST 31,      PERIOD
                                                                          ---------------------       ENDED
                                                                             1998         1997       8/31/96(1)
                                                                           --------     --------     --------

Net asset value, beginning of period ............................          $  16.61     $  18.56     $  16.66
                                                                           --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment/(loss) ...........................................             (0.17)       (0.17)***    (0.02)
Net realized and unrealized gain/(loss) on investments ..........             (3.98)        2.38         1.92
                                                                           --------     --------     --------
Total from investment operations ................................             (4.15)        2.21         1.90
                                                                           --------     --------     --------
LESS DISTRIBUTIONS:
Distributions from capital gains ................................             (0.67)       (4.16)        --
                                                                           --------     --------     --------
Total distributions .............................................             (0.67)       (4.16)        --
                                                                           --------     --------     --------
Net asset value, end of period ..................................          $  11.79     $  16.61     $  18.56
                                                                           ========     ========     ========
Total return (a) ................................................            (25.95)%      15.14%       11.40%**
                                                                           ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............................          $  4,054     $  4,599     $  3,577
Operating expenses including reimbursement/waiver/custody
  earnings credit ...............................................              1.17%        1.22%        0.98%*
Operating expenses excluding custody earnings credit ............              1.19%        1.24%        --
Operating expenses excluding reimbursement/waiver/custody
  earnings credit ...............................................              1.34%        1.45%        1.02%*
Net investment/(loss) including reimbursement/waiver/custody
  earnings credit ...............................................             (0.96)%      (1.05)%      (0.75)%*
Portfolio turnover rate .........................................                74%         105%          87%**

-----------------
  * Annualized.
 ** Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Small Company Growth Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.

                                      See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO - (CONTINUED)
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   INVESTMENT CLASS SHARES
                                                 -----------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                                 -----------------------------------------------------------
                                                   1998         1997         1996        1995         1994
                                                 --------     --------     --------     --------     --------
Net asset value, beginning of year ........      $  17.25     $  15.92     $  15.41     $  14.32     $  14.81
                                                 --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................          0.36         0.40***      0.56         0.55         0.45
Net realized and unrealized gain/(loss)
     on investments .......................         (1.50)        4.27         0.95         1.06        (0.45)
                                                 --------     --------     --------     --------     --------
Total from investment operations ..........         (1.14)        4.67         1.51         1.61         0.00
                                                 --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income ......         (0.37)       (0.75)       (0.56)       (0.45)       (0.33)
Distributions from capital gains ..........         (1.97)       (2.59)       (0.44)       (0.07)       (0.16)
                                                 --------     --------     --------     --------     --------
Total distributions .......................         (2.34)       (3.34)       (1.00)       (0.52)       (0.49)
                                                 --------     --------     --------     --------     --------
Net asset value, end of year ..............      $  13.77     $  17.25     $  15.92     $  15.41     $  14.32
                                                 ========     ========     ========     ========     ========
Total return (a) ..........................         (8.79)%      33.73%       10.01%       11.84%       (0.01)%
                                                 ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ........      $ 17,602     $ 20,299     $ 27,329     $ 25,978     $ 23,438
Operating expenses including
     reimbursement/waiver/custody
     earnings credit ......................          0.83%        0.86%        0.88%        0.69%        0.50%
Operating expenses excluding custody
     earnings credit ......................          0.85%        0.90%        --           --           --
Operating expenses excluding
     reimbursement/waiver/custody
     earnings credit ......................          1.00%        1.15%        0.92%        0.91%        1.06%
Net investment income including
     reimbursement/waiver/custody
     earnings credit ......................          1.61%        2.58%        3.13%        4.12%        3.64%
Portfolio turnover rate ...................            74%         105%          81%          86%          49%

------------
*** The selected per share data was calculated using the weighted average shares outstanding method for the year. (a) Total return represents aggregate total return for the period indicated.

                                      See Notes to Financial Statements.

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO - (Continued)
FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              INSTITUTIONAL CLASS SHARES
                                                                          ---------------------------------
                                                                          YEAR ENDED AUGUST 31,      PERIOD
                                                                          ---------------------       ENDED
                                                                             1998         1997       8/31/96(1)
                                                                           --------     --------     --------
Net asset value, beginning of period ............................          $  17.23     $  15.92     $  15.45
                                                                           --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................................              0.38         0.40***      0.06
Net realized and unrealized gain/(loss) on investments ..........             (1.50)        4.27         0.41
                                                                           --------     --------     --------
Total from investment operations ................................             (1.12)        4.67         0.47
                                                                           --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income ............................             (0.38)       (0.77)        --
Distributions from capital gains ................................             (1.97)       (2.59)        --
                                                                           --------     --------     --------
Total distributions .............................................             (2.35)       (3.36)        --
                                                                           --------     --------     --------
Net asset value, end of period ..................................          $  13.76     $  17.23     $  15.92
                                                                           ========     ========     ========
Total return (a) ................................................             (8.72)%      33.74%        3.04%**
                                                                           ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............................          $ 10,454     $ 26,412     $  7,335
Operating expenses including reimbursement/waiver/custody
  earnings credit ...............................................              0.74%        0.86%        0.85%*
Operating expenses excluding custody earnings credit ............              0.76%        0.90%        --
Operating expenses excluding reimbursement/waiver/custody
  earnings credit ...............................................              0.91%        1.15%        0.89%*
Net investment income including reimbursement/waiver/custody
   earnings credit ..............................................              1.70%        2.58%        3.16%*
Portfolio turnover rate .........................................                74%         105%          81%**

-------------
  * Annualized.
 ** Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Small Company Value Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a) Total return represents aggregate total return for the period indicated.

                                      See Notes to Financial Statements.

    WILSHIRE TARGET FUNDS, INC.
    NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES.

    Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company and presently offers four series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (the "Portfolios"). The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to Class and voting privileges. The Investment Class has exclusive voting rights with respect to its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Portfolio valuation: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments is recognized on the accrual basis.

Expenses: Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

Dividends and distributions to shareholders: Distributions from net investment income, if any, are declared and paid annually. The Portfolios' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

Federal income taxes: The Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS.

    The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets. However, the Advisory Agreement also included a fifteen-month expense limitation provision. For the fifteen-month period commencing July 11, 1996, Wilshire had agreed that, if the aggregate operating expenses of any Portfolio (exclusive of interest, taxes, brokerage, 12b-1 plan fees and extraordinary expenses) for such period exceeded the annual rate specified in the following table for such Portfolio, the investment advisory fee otherwise payable for that period by the Portfolio under the Advisory Agreement would be reduced by the amount of the excess, but not below an annual fee rate of .10 of 1% of such Portfolio's average daily net assets.

  FUND                                     ANNUAL RATE (%)
  ----                                     ---------------
Large Company Growth Portfolio ........           80
Large Company Value Portfolio .........           77
Small Company Growth Portfolio ........           91
Small Company Value Portfolio .........           66

In addition, Wilshire voluntarily has undertaken to waive .15 of 1% of the average daily net asset otherwise payable under the Advisory Agreement on the Small Company Growth and Small Company Value Portfolios. Prior to December 31, 1997, Wilshire voluntarily waived .15 of 1% of the average daily net assets for the Large Company Growth and Large Company Value Portfolios. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.

For the year ended August 31, 1998, Wilshire voluntarily waived fees as follows:

  FUND
  ----
Large Company Growth Portfolio ..........  $ 59,495
Large Company Value Portfolio ...........    34,117
Small Company Growth Portfolio ..........    30,253
Small Company Value Portfolio ...........    73,626

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, serves as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Fund has agreed to pay Investor Services Group a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay Investor Services Group an annual fee of $25,000 for each Portfolio and $2,000 for each additional class.

The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations. In addition, each Portfolio incurred certain overdraft charges. For the year ended August 31, 1998, the charges were as follows: Large Company Growth, $40,675; Large Company Value, $1,544; Small Company Growth, $6,085; Small Company Value, $24,606. These charges are included with Custodian fees in the Statements of Operations.

No officer, director or employee of Wilshire, Investor Services Group, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3.  SERVICE AND DISTRIBUTION PLAN.

    The Directors and shareholders of the Fund have adopted a service and distribution plan (the "Plan") pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class shares of each Portfolio. Under the Plan, the Fund reimburses First Data Distributors, Inc., the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain shareholder services provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares. For the year ended August 31, 1998, the distribution and service fees expenses incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio were .11%, .10%, .09% and .09% of average net assets, respectively. Prior to June 3, 1997, the Plan permitted the reimbursement of service fees only.

4.  SECURITIES TRANSACTIONS.

    For the year ended August 31, 1998 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

  FUND                                   PURCHASES          SALES
  ----                                   ---------          -----
Large Company Growth Portfolio .......  $75,839,730      $90,221,130
Large Company Value Portfolio ........   36,450,600       39,315,733
Small Company Growth Portfolio .......   14,612,082       15,359,388
Small Company Value Portfolio ........   35,230,709       51,363,711

The aggregate gross unrealized appreciation and depreciation as computed on a federal income tax basis, at August 31, 1998, for each Fund is as follows:

                                        UNREALIZED       UNREALIZED
  FUND                                 APPRECIATION     DEPRECIATION
  ----                                 ------------     ------------
Large Company Growth Portfolio .......  $34,176,359      $ 5,142,674
Large Company Value Portfolio ........    9,136,068        4,666,040
Small Company Growth Portfolio .......    1,302,014        4,305,232
Small Company Value Portfolio ........    3,693,538        3,943,068

5.  SIGNIFICANT SHAREHOLDER ACTIVITY.

    At August 31, 1998, a significant shareholder owned approximately the following percentage of total outstanding Institutional Class shares of each of the Portfolios:

  FUND
  ----

Large Company Growth Portfolio ...........     29%
Large Company Value Portfolio ............     33%
Small Company Growth Portfolio ...........    100%
Small Company Value Portfolio ............    100%

    WILSHIRE TARGET FUNDS, INC.
    REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Wilshire Target Funds, Inc.:

    In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Wilshire Target Funds, Inc. (comprised of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio) (the "Funds") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and preform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 9, 1998

    WILSHIRE TARGET FUNDS, INC.
    TAX INFORMATION
    (UNAUDITED)

LONG-TERM CAPITAL GAINS

The amounts of long-term capital gains paid for the fiscal year ended August 31, 1998 were as follows:

  FUND                                       TOTAL         20%           28%
  ----                                    ----------    ----------    ----------
Large Company Growth Portfolio .......    $1,563,853    $  407,758    $1,156,095
Large Company Value Portfolio ........     1,927,906       870,536     1,057,370
Small Company Growth Portfolio .......       537,390       457,257       080,133
Small Company Value Portfolio ........     2,893,546     1,934,548       958,998

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

  FUND                                     PERCENTAGE
  ----                                     ----------
Large Company Growth Portfolio ..........     58.48%
Large Company Value Portfolio ...........     55.96%
Small Company Growth Portfolio ..........     10.54%
Small Company Value Portfolio ...........     70.49%

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








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

[Logo]
WILSHIRE
------------------
TARGET FUNDS, INC.
------------------
P.O. Box 5170
Westborough, Massachusetts 01581-5170









(Form Number WIL-010(10/97))